UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

August
Date of reporting period:
February 28, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Balanced Fund
Class A / CBLAX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 46	0.91% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 9,790,063,848
Total number of portfolio holdings	1,022
Portfolio turnover for the reporting period	90%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	22%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition
is subject to change.
Top Holdings
Microsoft Corp .	4.3%
NVIDIA Corp.	3.9%
Apple, Inc.	3.9%
Amazon.com, Inc.	2.8%
Uniform Mortgage-Backed Security TBA 03/13/2055 4.000%	2.6%
Meta Platforms, Inc., Class A	2.0%
Uniform Mortgage-Backed Security TBA 03/13/2054 3.000%	1.8%
iShares Core MSCI EAFE ETF	1.6%
JPMorgan Chase & Co.	1.3%
Uniform Mortgage-Backed Security TBA 03/13/2055 4.500%	1.3%
Asset Categories
Availability
of
Additional Information
For additional information about the Fund, including its
prospectus
, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Balanced Fund
Class C / CBLCX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can
also
request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 84	1.66% (a)
(a)	Annualized.
Key Fund
Statistics
Fund net assets	$ 9,790,063,848
Total number of portfolio holdings	1,022
Portfolio turnover for the reporting period	90%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	22%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	4.3%
NVIDIA Corp.	3.9%
Apple, Inc.	3.9%
Amazon.com, Inc.	2.8%
Uniform Mortgage-Backed Security TBA 03/13/2055 4.000%	2.6%
Meta Platforms, Inc., Class A	2.0%
Uniform Mortgage-Backed Security TBA 03/13/2054 3.000%	1.8%
iShares Core MSCI EAFE ETF	1.6%
JPMorgan Chase & Co.	1.3%
Uniform Mortgage-Backed Security TBA 03/13/2055 4.500%	1.3%
Asset Categories
Availability of Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Balanced Fund
Institutional Class / CBALX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 33	0.66% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 9,790,063,848
Total number of portfolio holdings	1,022
Portfolio turnover for the reporting period	90%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	22%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund
represented
as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	4.3%
NVIDIA Corp.	3.9%
Apple, Inc.	3.9%
Amazon.com, Inc.	2.8%
Uniform Mortgage-Backed Security TBA 03/13/2055 4.000%	2.6%
Meta Platforms, Inc., Class A	2.0%
Uniform Mortgage-Backed Security TBA 03/13/2054 3.000%	1.8%
iShares Core MSCI EAFE ETF	1.6%
JPMorgan Chase & Co.	1.3%
Uniform Mortgage-Backed Security TBA 03/13/2055 4.500%	1.3%
Asset Categories
Availability of
Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Balanced Fund
Institutional 2 Class / CLREX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs fo
r
the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 32	0.63% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 9,790,063,848
Total number of portfolio holdings	1,022
Portfolio turnover for the reporting period	90%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	22%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	4.3%
NVIDIA Corp.	3.9%
Apple, Inc.	3.9%
Amazon.com, Inc.	2.8%
Uniform Mortgage-Backed Security TBA 03/13/2055 4.000%	2.6%
Meta Platforms, Inc., Class A	2.0%
Uniform Mortgage-Backed Security TBA 03/13/ 2054 3.000%	1.8%
iShares Core MSCI EAFE ETF	1.6%
JPMorgan Chase & Co.	1.3%
Uniform Mortgage-Backed Security TBA 03/13/2055 4.500%	1.3%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this rep ort
or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Balanced Fund
Institutional 3 Class / CBDYX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 29	0.58% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 9,790,063,848
Total number of portfolio holdings	1,022
Portfolio turnover for the reporting period	90%
Portfolio turnover for the reporting period excluding to be announced (T B A) securities	22%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted.
The
Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	4.3%
NVIDIA Corp.	3.9%
Apple, Inc.	3.9%
Amazon.com, Inc.	2.8%
Uniform Mortgage-Backed Security TBA 03/13/2055 4.000%	2.6%
Meta Platforms, Inc., Class A	2.0%
Uniform Mortgage-Backed Security TBA 03/13/2054 3.000%	1.8%
iShares Core MSCI EAFE ETF	1.6%
JPMorgan Chase & Co.	1.3%
Uniform Mortgage-Backed Security TBA 03/13/2055 4.500%	1.3%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Balanced Fund
Class R / CBLRX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 inve stment	Cost paid as a percentage of a $10,000 investment
Class R	$ 59	1.16% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 9,790,063,848
Total number of portfolio holdings	1,022
Portfolio turnover for the reporting period	90%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	22%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to c
h
ange.
Top Holdings
Microsoft Corp.	4.3%
NVIDIA Corp.	3.9%
Apple, Inc.	3.9%
Amazon.com, Inc.	2.8%
Uniform Mortgage-Backed Security TBA 03/13/2055 4.000%	2.6%
Meta Platforms, Inc., Class A	2.0%
Uniform Mortgage- Backed Security TBA 03/13/2054 3.000%	1.8%
iShares Core MSCI EAFE ETF	1.6%
JPMorgan Chase & Co.	1.3%
Uniform Mortgage-Backed Security TBA 03/13/2055 4.500%	1.3%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Balanced Fund
Class S / CBABX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of October 2, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 28 (a)	0.68% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.
Key Fund Statistics
Fund net assets	$ 9,790,063,848
Total number of portfolio holdings	1,022
Portfolio turnover for the reporting period	90%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	22%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as
a
percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is su
bject to change.
Top Holdings
Microsoft Corp.	4.3%
NVIDIA Corp.	3.9%
Apple, Inc.	3.9%
Amazon.com, Inc .	2.8%
Uniform Mortgage-Backed Security TBA 03/13/2055 4.000%	2.6%
Meta Platforms, Inc., Class A	2.0%
Uniform Mortgage-Backed Security TBA 03/13/2054 3.000%	1.8%
iShares Core MSCI EAFE ETF	1.6%
JPMorgan Chase & Co.	1.3%
Uniform Mortgage-Backed Security TBA 03/13/2055 4.500%	1.3%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
|
Columbia Balanced Fund | Class A

|

SSR120_01_(04/25)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Balanced Fund
Semi-Annual Financial Statements and Additional Information
February 28, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Balanced Fund | 2025

Portfolio of Investments
February 28, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 5.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	1,402,884	1,415,675
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	1,798,439	1,828,052
ACM Auto Trust(a)
Series 2023-2A Class A
06/20/2030	7.970%	222,864	223,522
Subordinated Series 2023-1 Class C
01/22/2030	8.590%	2,501,481	2,509,081
Affirm Asset Securitization Trust(a)
Series 2023-B Class A
09/15/2028	6.820%	22,906,000	23,196,938
Series 2023-X1 Class A
11/15/2028	7.110%	205,388	205,559
Series 2024-A Class 1A
02/15/2029	5.610%	25,775,000	26,050,501
Series 2024-A Class A
02/15/2029	5.610%	10,200,000	10,309,025
Series 2024-B Class A
09/15/2029	4.620%	9,472,000	9,461,204
Series 2024-X1 Class A
05/15/2029	6.270%	5,321,025	5,333,228
Series 2024-X2 Class A
12/17/2029	5.220%	7,381,001	7,388,958
Subordinated Series 2023-B Class 1C
09/15/2028	7.810%	2,000,000	2,031,216
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2023-3 Class C
10/12/2029	6.440%	10,050,000	10,157,529
Apidos CLO XI(a),(b)
Series 2012-11A Class BR3
3-month Term SOFR + 1.912% Floor 1.650% 04/17/2034	6.215%	12,575,000	12,584,368
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month Term SOFR + 1.412% Floor 1.150% 01/20/2031	5.705%	5,925,000	5,930,504
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month Term SOFR + 1.712% Floor 1.450% 04/15/2030	6.014%	3,450,000	3,454,616
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bain Capital Credit CLO(a),(b)
Series 2019-1A Class AR2
3-month Term SOFR + 1.230% Floor 1.230% 04/19/2034	5.523%	8,500,000	8,512,750
Ballyrock CLO Ltd.(a),(b)
Series 2018-1A Class A1
3-month Term SOFR + 1.262% 04/20/2031	5.555%	789,407	790,935
Barings CLO Ltd.(a),(b)
Series 2018-4A Class BR
3-month Term SOFR + 1.800% Floor 1.800% 10/15/2030	6.102%	22,000,000	22,067,320
Basswood Park CLO Ltd.(a),(b)
Series 2021-1A Class A
3-month Term SOFR + 1.262% Floor 1.000% 04/20/2034	5.555%	6,725,000	6,737,031
Bayview Opportunity Master Fund VII LLC(a),(b)
Subordinated Series 2024-CAR1 Class B
30-day Average SOFR + 1.300% 12/26/2031	5.652%	652,998	655,270
Subordinated Series 2024-CAR1 Class C
30-day Average SOFR + 1.500% 12/26/2031	5.852%	555,048	557,622
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month Term SOFR + 1.402% Floor 1.140% 01/20/2031	5.695%	5,447,267	5,463,298
Carlyle CLO Ltd.(a),(b)
Series C17A Class CR
3-month Term SOFR + 3.062% Floor 2.800% 04/30/2031	7.349%	1,925,000	1,936,227
Carmax Auto Owner Trust
Subordinated Series 2021-1 Class C
12/15/2026	0.940%	1,650,000	1,646,217
Cascade Funding Mortgage Trust(a)
CMO Series 2021-GRN1 Class A
03/20/2041	1.100%	2,609,258	2,567,040
College Ave Student Loans Trust(a)
Series 2024-A Class A1A
06/25/2054	5.510%	23,129,879	23,302,847
Drive Auto Receivables Trust
Subordinated Series 2021-2 Class D
03/15/2029	1.390%	13,848,849	13,672,875
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden CLO Ltd.(a),(b)
Series 2018-55A Class A1
3-month Term SOFR + 1.282% 04/15/2031	5.584%	4,424,280	4,428,704
Ent Auto Receivables Trust(a)
Series 2023-1A Class A2
08/16/2027	6.220%	2,274,722	2,280,507
Exeter Automobile Receivables Trust
Series 2024-3A Class A3
12/15/2027	5.650%	425,000	426,753
Subordinated Series 2021-1A Class D
11/16/2026	1.080%	1,637,679	1,626,538
Subordinated Series 2021-3A Class D
06/15/2027	1.550%	23,422,924	22,906,711
GMF Floorplan Owner Revolving Trust(a)
Series 2024-1A Class A1
03/15/2029	5.130%	16,589,000	16,809,612
Goldentree Loan Management US CLO Ltd.(a),(b)
Series 2021-10A Class AR
3-month Term SOFR + 1.350% Floor 1.350% 10/20/2037	5.967%	9,175,000	9,237,592
GoldenTree Loan Management US CLO Ltd.(a),(b)
Series 2024-19A Class A
3-month Term SOFR + 1.500% Floor 1.500% 04/20/2037	5.793%	17,000,000	17,078,965
GoodLeap Home Improvement Solutions Trust(a)
Series 2024-1A Class A
10/20/2046	5.350%	9,800,204	9,934,844
Hilton Grand Vacations Trust(a)
Series 2018-AA Class A
02/25/2032	3.540%	425,038	421,147
Series 2019-AA Class A
07/25/2033	2.340%	1,154,749	1,129,447
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month Term SOFR + 1.412% Floor 1.150% 04/19/2033	5.705%	2,819,416	2,824,350
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class BR
3-month Term SOFR + 1.800% Floor 1.800% 10/15/2032	6.456%	16,325,000	16,374,954
Magnetite XII Ltd.(a),(b)
Series 2015-12A Class AR4
3-month Term SOFR + 1.150% Floor 1.150% 10/15/2031	5.452%	6,135,952	6,142,137
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Marlette Funding Trust(a)
Series 2024-1A Class A
07/17/2034	5.950%	2,182,315	2,189,001
Subordinated Series 2024-1A Class B
07/17/2034	6.070%	7,525,000	7,605,313
MPOWER Education Trust(a)
Series 2024-A Class A
07/22/2041	6.780%	7,592,871	7,793,476
NetCredit Combined Receivables LLC(a)
Series 2024-A Class A
10/21/2030	7.430%	4,484,310	4,511,275
OHA Credit Funding Ltd.(a),(b)
Series 2021-8A Class A1R
3-month Term SOFR + 1.280% Floor 1.280% 01/20/2038	5.630%	4,025,000	4,048,369
OHA Credit Partners XVII Ltd.(a),(b)
Series 2020-6A Class AR2
3-month Term SOFR + 1.330% Floor 1.330% 10/20/2037	5.922%	16,150,000	16,243,186
OneMain Financial Issuance Trust(a)
Series 2023-2A Class A1
09/15/2036	5.840%	22,150,000	22,758,939
Oportun Funding Trust(a)
Series 2024-3 Class A
08/15/2029	5.260%	758,502	758,507
Oportun Issuance Trust(a)
Series 2024-1A Class A
04/08/2031	6.334%	645,961	646,797
Pagaya AI Debt Grantor Trust(a)
Series 2024-5 Class A
10/15/2031	6.278%	3,154,880	3,182,294
Series 2024-6 Class A
11/15/2031	6.093%	2,962,760	2,999,129
Pagaya AI Debt Selection Trust(a)
Series 2021-HG1 Class A
01/16/2029	1.220%	347,706	345,110
Series 2024-7 Class A
12/15/2031	6.117%	13,516,405	13,695,903
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	15,527,583	15,737,673
Pagaya AI Debt Trust(a)
Series 2023-8 Class A
06/16/2031	7.299%	766,044	776,931
Series 2024-1 Class A
07/15/2031	6.660%	1,599,871	1,618,190
Series 2024-2 Class A
08/15/2031	6.319%	1,491,810	1,507,470
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-3 Class A
10/15/2031	6.258%	11,109,996	11,189,409
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	665,056	664,384
Pagaya AI Debt Trust(a),(c)
Subordinated Series 2023-7 Class AB
07/15/2031	7.549%	1,766,717	1,773,906
Palmer Square Loan Funding Ltd.(a),(b)
Series 2021-4A Class B
3-month Term SOFR + 2.012% Floor 1.750% 10/15/2029	6.314%	10,000,000	10,015,940
Prestige Auto Receivables Trust(a)
Subordinated Series 2024-1A Class B
05/15/2028	5.710%	5,949,000	5,985,049
Subordinated Series 2024-1A Class C
03/15/2029	5.730%	7,050,000	7,135,438
Prosper Marketplace Issuance Trust(a)
Series 2023-1A Class A
07/16/2029	7.060%	241,760	242,101
Series 2024-1A Class A
08/15/2029	6.120%	1,527,296	1,532,745
Race Point IX CLO Ltd.(a),(b)
Series 2015-9A Class A2R
3-month Term SOFR + 0.712% Floor 1.450% 10/15/2030	6.014%	12,200,000	12,210,370
Reach ABS Trust(a)
Series 2024-2A Class A
07/15/2031	5.880%	1,917,163	1,925,437
Series 2025-1A Class A
08/16/2032	4.960%	5,770,986	5,778,379
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	1,859,415	1,815,961
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	2,134,276	2,153,516
Santander Consumer Auto Receivables Trust(a)
Subordinated Series 2021-AA Class C
11/16/2026	1.030%	1,275,000	1,264,824
Subordinated Series 2021-AA Class D
01/15/2027	1.570%	1,050,000	1,030,018
SBNA Auto Lease Trust(a)
Series 2023-A Class A3
04/20/2027	6.510%	25,000,000	25,225,677
Series 2024-A Class A4
01/22/2029	5.240%	8,100,000	8,165,084
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Theorem Funding Trust(a)
Series 2023-1A Class A
04/15/2029	7.580%	660,329	664,616
United Auto Credit Securitization Trust(a)
Series 2024-1 Class A
08/10/2026	6.170%	1,703,155	1,704,514
Upgrade Receivables Trust(a)
Series 2024-1 Class A
02/18/2031	5.370%	5,642,776	5,646,753
Upstart Pass-Through Trust(a)
Series 2021-ST2 Class A
04/20/2027	2.500%	85,621	85,045
Upstart Securitization Trust(a)
Series 2024-1 Class A
11/20/2034	5.330%	3,026,913	3,032,035
Upstart Structured Pass-Through Trust(a)
Series 2022-1A Class A
04/15/2030	3.400%	422,632	421,756
Verizon Master Trust
Series 2024-8 Class B
11/20/2030	4.820%	10,350,000	10,446,233
Westlake Automobile Receivables Trust(a)
Subordinated Series 2021-3A Class D
01/15/2027	2.120%	5,835,138	5,783,526
Westlake Flooring Master Trust(a)
Series 2024-1A Class A
02/15/2028	5.430%	5,125,000	5,158,338
Total Asset-Backed Securities — Non-Agency (Cost $555,423,635)			559,080,286

Commercial Mortgage-Backed Securities - Non-Agency 2.2%

AMSR Trust(a)
Subordinated Series 2020-SFR2 Class C
07/17/2037	2.533%	2,799,000	2,769,296
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month Term SOFR + 1.547% Floor 1.250% 07/15/2035	5.859%	14,823,000	14,767,414
BX Mortgage Trust(a),(b)
Series 2021-PAC Class D
1-month Term SOFR + 1.412% Floor 1.298% 10/15/2036	5.724%	14,175,000	14,068,638
BX Trust(a)
Series 2023-LIFE Class A
02/15/2028	5.045%	7,225,000	7,073,959
COMM Mortgage Trust(a)
Subordinated Series 2020-CX Class B
11/10/2046	2.446%	3,275,000	2,713,937
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
08/17/2037	2.241%	4,225,000	4,156,672
Subordinated Series 2020-SFR2 Class D
10/19/2037	1.968%	18,600,000	18,189,012
GS Mortgage Securities Corp. II(a),(c)
Series 2023-SHIP Class A
09/10/2038	4.322%	6,825,000	6,766,230
GS Mortgage Securities Corp. Trust(a)
Series 2017-485L Class A
02/10/2037	3.721%	3,835,000	3,670,354
GS Mortgage Securities Corp. Trust(a),(b)
Subordinated CMO Series 2021-IP Class D
1-month Term SOFR + 2.214% Floor 2.100% 10/15/2036	6.527%	5,425,000	5,413,475
Home Partners of America Trust(a)
Subordinated Series 2019-2 Class D
10/19/2039	3.121%	6,365,163	5,990,127
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	40,899,572	39,109,467
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34 Class A3
11/15/2052	3.276%	14,135,000	13,662,405
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month Term SOFR + 2.314% Floor 2.200% 01/15/2036	6.626%	6,950,000	6,515,544
Subordinated Series 2020-1NYP Class D
1-month Term SOFR + 2.864% Floor 2.750% 01/15/2036	7.176%	2,600,000	2,393,743
Progress Residential Trust(a)
Series 2024-SFR1 Class A
02/17/2041	3.350%	9,534,892	9,076,371
Subordinated Series 2021-SFR8 Class D
10/17/2038	2.082%	11,910,000	11,475,341
SPGN TFLM Mortgage Trust(a),(b)
Series 2022 Class A
1-month Term SOFR + 1.550% Floor 1.550% 02/15/2039	5.862%	21,925,000	21,623,380
STAR Trust(a),(b)
Subordinated Series 2022-SFR3 Class B
1-month Term SOFR + 1.950% Floor 1.950% 05/17/2039	6.262%	12,100,000	12,155,475
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	4,100,000	3,954,372
Tricon American Homes Trust(a)
Subordinated Series 2020-SFR2 Class D
11/17/2039	2.281%	6,775,000	6,257,679
Wells Fargo Commercial Mortgage Trust
Series 2015-C28 Class A3
05/15/2048	3.290%	3,755,304	3,740,469
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $223,251,679)			215,543,360

Common Stocks 59.2%
Issuer	Shares	Value ($)
Communication Services 8.1%
Entertainment 2.2%
Electronic Arts, Inc.	398,449	51,447,735
Take-Two Interactive Software, Inc.(d)	468,102	99,228,262
Walt Disney Co. (The)	593,837	67,578,650
Total		218,254,647
Interactive Media & Services 5.0%
Alphabet, Inc., Class A	720,473	122,682,143
Alphabet, Inc., Class C	684,578	117,898,023
Meta Platforms, Inc., Class A	288,865	193,019,593
Pinterest, Inc., Class A(d)	1,607,093	59,430,299
Total		493,030,058
Wireless Telecommunication Services 0.9%
T-Mobile US, Inc.	308,029	83,072,341
Total Communication Services		794,357,046
Consumer Discretionary 5.6%
Automobiles 0.8%
Tesla, Inc.(d)	256,930	75,275,351
Broadline Retail 4.0%
Amazon.com, Inc.(d)	1,302,881	276,575,579
eBay, Inc.	1,799,985	116,531,029
Total		393,106,608
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.8%
lululemon athletica, Inc.(d)	65,736	24,033,739
NIKE, Inc., Class B	197,861	15,716,099
Tapestry, Inc.	468,860	40,050,021
Total		79,799,859
Total Consumer Discretionary		548,181,818
Consumer Staples 1.8%
Consumer Staples Distribution & Retail 0.9%
Target Corp.	338,567	42,063,564
Walmart, Inc.	524,009	51,672,527
Total		93,736,091
Household Products 0.7%
Procter & Gamble Co. (The)	374,807	65,156,449
Personal Care Products 0.2%
Coty, Inc., Class A(d)	3,945,491	22,449,844
Total Consumer Staples		181,342,384
Energy 1.7%
Oil, Gas & Consumable Fuels 1.7%
Canadian Natural Resources Ltd.	208,969	5,907,554
Chevron Corp.	640,336	101,570,096
EOG Resources, Inc.	456,121	57,900,000
Total		165,377,650
Total Energy		165,377,650
Financials 8.8%
Banks 3.1%
Bank of America Corp.	1,873,322	86,360,144
JPMorgan Chase & Co.	496,115	131,296,835
Wells Fargo & Co.	1,132,455	88,693,876
Total		306,350,855
Capital Markets 2.3%
Blackrock, Inc.	101,670	99,410,893
Charles Schwab Corp. (The)	989,315	78,680,222
S&P Global, Inc.	78,891	42,107,282
Total		220,198,397
Consumer Finance 0.7%
American Express Co.	218,872	65,871,717
Common Stocks (continued)
Issuer	Shares	Value ($)
Financial Services 2.1%
Block, Inc., Class A(d)	736,472	48,091,622
MasterCard, Inc., Class A	117,322	67,613,842
Visa, Inc., Class A	249,650	90,550,551
Total		206,256,015
Insurance 0.6%
Aon PLC, Class A	143,345	58,645,306
Total Financials		857,322,290
Health Care 7.1%
Biotechnology 1.8%
AbbVie, Inc.	296,248	61,924,719
BioMarin Pharmaceutical, Inc.(d)	537,545	38,251,702
Vertex Pharmaceuticals, Inc.(d)	154,476	74,116,040
Total		174,292,461
Health Care Equipment & Supplies 2.0%
Abbott Laboratories	653,240	90,153,653
Boston Scientific Corp.(d)	384,308	39,887,327
Zimmer Biomet Holdings, Inc.	619,269	64,602,142
Total		194,643,122
Health Care Providers & Services 0.9%
Elevance Health, Inc.	224,592	89,136,073
Life Sciences Tools & Services 1.1%
IQVIA Holdings, Inc.(d)	177,012	33,419,866
Thermo Fisher Scientific, Inc.	137,270	72,610,339
Total		106,030,205
Pharmaceuticals 1.3%
Eli Lilly & Co.	140,419	129,273,944
Total Health Care		693,375,805
Industrials 5.0%
Aerospace & Defense 1.4%
Boeing Co. (The)(d)	454,684	79,401,467
General Electric Co.	121,954	25,242,039
RTX Corp.	263,709	35,070,660
Total		139,714,166
Electrical Equipment 0.1%
GE Vernova, Inc.	29,446	9,869,710
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 1.7%
CSX Corp.	1,102,936	35,304,981
Uber Technologies, Inc.(d)	845,651	64,277,933
Union Pacific Corp.	282,117	69,595,443
Total		169,178,357
Industrial Conglomerates 1.0%
Honeywell International, Inc.	456,686	97,223,883
Machinery 0.6%
Ingersoll Rand, Inc.	214,577	18,191,838
Parker-Hannifin Corp.	26,835	17,939,466
Stanley Black & Decker, Inc.	272,255	23,558,225
Total		59,689,529
Passenger Airlines 0.2%
United Airlines Holdings, Inc.(d)	157,308	14,757,063
Total Industrials		490,432,708
Information Technology 18.8%
Electronic Equipment, Instruments & Components 1.0%
CDW Corp.	143,673	25,602,528
TE Connectivity PLC	460,724	70,965,318
Total		96,567,846
IT Services 0.8%
Accenture PLC, Class A	119,492	41,642,962
Okta, Inc.(d)	397,412	35,961,812
Total		77,604,774
Semiconductors & Semiconductor Equipment 6.4%
Advanced Micro Devices, Inc.(d)	190,169	18,990,276
Applied Materials, Inc.	176,588	27,913,265
Entegris, Inc.	318,021	32,190,086
Lam Research Corp.	712,014	54,639,954
Marvell Technology, Inc.	432,719	39,732,259
NVIDIA Corp.	3,075,648	384,209,948
ON Semiconductor Corp.(d)	902,749	42,474,341
QUALCOMM, Inc.	187,867	29,527,056
Total		629,677,185
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 6.3%
Adobe, Inc.(d)	181,630	79,655,653
Autodesk, Inc.(d)	148,187	40,634,357
Intuit, Inc.	80,396	49,350,281
Microsoft Corp.	1,056,465	419,406,041
Palo Alto Networks, Inc.(d)	175,503	33,421,036
Total		622,467,368
Technology Hardware, Storage & Peripherals 4.3%
Apple, Inc.	1,567,586	379,104,998
Dell Technologies, Inc.	387,951	39,865,845
Total		418,970,843
Total Information Technology		1,845,288,016
Materials 0.4%
Chemicals 0.2%
Sherwin-Williams Co. (The)	51,093	18,509,461
Containers & Packaging 0.2%
Avery Dennison Corp.	118,463	22,267,490
Total Materials		40,776,951
Real Estate 0.7%
Real Estate Management & Development 0.2%
CoStar Group, Inc.(d)	201,188	15,340,585
Specialized REITs 0.5%
American Tower Corp.	245,530	50,485,878
Total Real Estate		65,826,463
Utilities 1.2%
Multi-Utilities 1.2%
DTE Energy Co.	431,766	57,727,114
Public Service Enterprise Group, Inc.	680,543	55,226,065
Total		112,953,179
Total Utilities		112,953,179
Total Common Stocks (Cost $3,006,588,051)		5,795,234,310

Corporate Bonds & Notes 8.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.8%
BAE Systems PLC(a)
03/26/2029	5.125%	4,312,000	4,368,716
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Boeing Co. (The)
05/01/2040	5.705%	11,535,000	11,309,283
Bombardier, Inc.(a)
07/01/2031	7.250%	56,000	57,331
L3Harris Technologies, Inc.
01/15/2027	5.400%	20,000,000	20,278,907
07/31/2033	5.400%	2,500,000	2,540,825
Lockheed Martin Corp.
08/15/2034	4.800%	3,000,000	2,952,765
Northrop Grumman Corp.
02/01/2029	4.600%	9,900,000	9,915,392
Raytheon Technologies Corp.
03/15/2027	3.500%	18,308,000	17,953,384
03/15/2032	2.375%	9,518,000	8,084,963
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	160,000	171,738
11/15/2030	9.750%	66,000	73,062
TransDigm, Inc.
11/15/2027	5.500%	168,000	166,320
TransDigm, Inc.(a)
08/15/2028	6.750%	250,000	254,387
03/01/2029	6.375%	373,000	378,074
12/15/2030	6.875%	254,000	260,545
03/01/2032	6.625%	395,000	402,701
01/15/2033	6.000%	118,000	116,866
Total			79,285,259
Airlines 0.0%
Air Canada(a)
08/15/2026	3.875%	183,000	179,090
American Airlines, Inc.(a)
05/15/2029	8.500%	214,000	225,461
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	203,823	203,644
04/20/2029	5.750%	265,298	263,673
United Airlines, Inc.(a)
04/15/2026	4.375%	245,000	241,915
04/15/2029	4.625%	108,000	104,120
Total			1,217,903
Automotive 0.0%
Adient Global Holdings Ltd.(a)
02/15/2033	7.500%	50,000	50,029
American Axle & Manufacturing, Inc.
10/01/2029	5.000%	134,000	122,519
Clarios Global LP/US Finance Co.(a)
02/15/2030	6.750%	52,000	53,235
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	90,000	85,657
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IHO Verwaltungs GmbH(a),(e)
11/15/2032	8.000%	311,000	314,303
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	253,000	252,197
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	39,000	39,006
05/15/2027	8.500%	93,000	93,550
ZF North America Capital, Inc.(a)
04/23/2032	6.875%	379,000	366,313
Total			1,376,809
Banking 1.7%
Ally Financial, Inc.(f)
Subordinated
01/17/2040	6.646%	45,000	44,621
Bank of America Corp.(f)
02/04/2033	2.972%	35,470,000	31,113,986
Citigroup, Inc.(f)
06/03/2031	2.572%	3,487,000	3,102,516
01/25/2033	3.057%	14,250,000	12,509,789
Goldman Sachs Group, Inc. (The)(f)
04/22/2032	2.615%	18,015,000	15,733,712
HSBC Holdings PLC(f)
11/19/2030	5.286%	5,529,000	5,580,475
05/24/2032	2.804%	9,500,000	8,292,127
HSBC Holdings PLC(f),(g)
03/03/2031	5.130%	971,000	973,161
JPMorgan Chase & Co.(f)
07/22/2030	4.995%	35,840,000	36,174,885
01/24/2031	5.140%	1,883,000	1,910,504
Morgan Stanley(f)
10/18/2030	4.654%	10,627,000	10,533,475
01/15/2031	5.230%	4,955,000	5,032,614
Subordinated
09/16/2036	2.484%	10,500,000	8,723,500
PNC Financial Services Group, Inc. (The)(f)
01/22/2035	5.676%	3,000,000	3,090,178
Royal Bank of Canada(f)
10/18/2030	4.650%	4,483,000	4,449,232
02/04/2031	5.153%	2,517,000	2,551,858
US Bancorp(f)
06/12/2034	5.836%	3,325,000	3,451,856
Wells Fargo & Co.(f)
04/24/2034	5.389%	12,500,000	12,630,713
Total			165,899,202
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.0%
AG Issuer LLC(a)
03/01/2028	6.250%	172,000	170,784
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	240,000	248,019
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	273,000	298,703
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	384,000	384,288
Focus Financial Partners LLC(a)
09/15/2031	6.750%	187,000	188,563
Hightower Holding LLC(a)
04/15/2029	6.750%	267,000	259,460
01/31/2030	9.125%	278,000	292,349
Total			1,842,166
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
11/15/2029	3.875%	243,000	224,454
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	136,000	134,610
05/15/2029	4.125%	110,000	107,026
08/01/2030	6.500%	115,000	118,281
Interface, Inc.(a)
12/01/2028	5.500%	145,000	142,349
James Hardie International Finance DAC(a)
01/15/2028	5.000%	275,000	268,874
Masterbrand, Inc.(a)
07/15/2032	7.000%	46,000	46,828
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%	336,000	340,572
03/01/2033	6.750%	123,000	124,831
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	157,000	159,025
Standard Industries, Inc.(a)
02/15/2027	5.000%	61,000	60,416
01/15/2028	4.750%	160,000	156,357
White Cap Buyer LLC(a)
10/15/2028	6.875%	434,000	433,516
Total			2,317,139
Cable and Satellite 0.2%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	356,000	351,221
02/01/2028	5.000%	151,000	147,196
03/01/2030	4.750%	596,000	555,539
08/15/2030	4.500%	682,000	623,474
02/01/2032	4.750%	195,000	175,217
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	316,000	278,301
Comcast Corp.
03/01/2026	3.150%	3,561,000	3,515,538
CSC Holdings LLC(a)
02/01/2028	5.375%	103,000	88,407
02/01/2029	6.500%	240,000	200,366
01/15/2030	5.750%	195,000	112,180
12/01/2030	4.125%	90,000	66,173
02/15/2031	3.375%	233,000	166,127
DISH DBS Corp.
07/01/2026	7.750%	145,000	129,236
DISH DBS Corp.(a)
12/01/2026	5.250%	195,000	183,387
12/01/2028	5.750%	177,000	156,832
DISH Network Corp.(a)
11/15/2027	11.750%	317,000	334,592
EchoStar Corp.
11/30/2029	10.750%	423,424	453,399
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	204,000	197,362
07/01/2029	5.500%	174,000	170,369
09/01/2031	3.875%	127,000	110,133
Time Warner Cable LLC
05/01/2037	6.550%	12,475,000	12,419,756
Virgin Media Finance PLC(a)
07/15/2030	5.000%	247,000	214,414
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	206,000	197,091
08/15/2030	4.500%	192,000	170,538
VZ Secured Financing BV(a)
01/15/2032	5.000%	570,000	502,900
Ziggo BV(a)
01/15/2030	4.875%	219,000	201,731
Total			21,721,479
Chemicals 0.1%
Avient Corp.(a)
11/01/2031	6.250%	155,000	155,349
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	75,000	69,217
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	215,000	212,515
Celanese US Holdings LLC
07/15/2032	6.629%	65,000	67,710
11/15/2033	6.950%	145,000	154,831
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	109,000	110,402
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Element Solutions, Inc.(a)
09/01/2028	3.875%	316,000	300,493
HB Fuller Co.
10/15/2028	4.250%	181,000	172,519
Herens Holdco Sarl(a)
05/15/2028	4.750%	161,000	147,239
INEOS Finance PLC(a)
04/15/2029	7.500%	287,000	295,457
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	303,000	320,213
Innophos Holdings, Inc.(a)
06/15/2029	11.500%	256,375	271,117
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	271,000	255,392
11/15/2028	9.750%	281,000	296,144
10/01/2029	6.250%	164,000	156,012
06/15/2031	7.250%	307,000	312,522
WR Grace Holdings LLC(a)
06/15/2027	4.875%	108,000	105,319
08/15/2029	5.625%	405,000	370,576
03/01/2031	7.375%	81,000	82,411
Total			3,855,438
Construction Machinery 0.1%
Caterpillar Financial Services Corp.
10/16/2026	4.450%	4,579,000	4,593,153
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	14,000	14,014
Herc Holdings, Inc.(a)
07/15/2027	5.500%	163,000	162,164
06/15/2029	6.625%	141,000	143,069
John Deere Capital Corp.
07/14/2028	4.950%	6,850,000	6,985,776
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	54,000	55,379
03/15/2031	7.750%	240,000	252,635
Total			12,206,190
Consumer Cyclical Services 0.0%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	283,000	265,490
12/01/2028	6.125%	352,000	321,192
Match Group, Inc.(a)
12/15/2027	5.000%	52,000	51,144
06/01/2028	4.625%	139,000	134,213
02/15/2029	5.625%	191,000	188,006
Uber Technologies, Inc.(a)
01/15/2028	6.250%	247,000	249,002
Total			1,209,047
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.0%
Acushnet Co.(a)
10/15/2028	7.375%	47,000	49,059
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	305,000	300,815
Newell Brands, Inc.
09/15/2027	6.375%	79,000	79,900
05/15/2030	6.375%	67,000	66,813
05/15/2032	6.625%	66,000	65,657
Prestige Brands, Inc.(a)
01/15/2028	5.125%	165,000	162,824
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	65,000	57,900
02/01/2032	4.375%	194,000	173,420
Total			956,388
Diversified Manufacturing 0.0%
Amsted Industries, Inc.(a),(g)
03/15/2033	6.375%	45,000	45,105
Chart Industries, Inc.(a)
01/01/2030	7.500%	136,000	142,227
01/01/2031	9.500%	47,000	50,533
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	392,000	396,960
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	119,000	121,567
Esab Corp.(a)
04/15/2029	6.250%	102,000	103,736
Gates Corp. (The)(a)
07/01/2029	6.875%	53,000	54,302
Madison IAQ LLC(a)
06/30/2028	4.125%	80,000	76,429
06/30/2029	5.875%	283,000	272,772
Resideo Funding, Inc.(a)
09/01/2029	4.000%	382,000	352,089
07/15/2032	6.500%	197,000	198,755
Velocity Vehicle Group LLC(a)
06/01/2029	8.000%	35,000	36,536
Vertical Holdco GmbH(a)
07/15/2028	7.625%	250,000	251,605
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	301,000	297,932
Wesco Distribution, Inc.(a),(g)
03/15/2033	6.375%	95,000	95,850
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	287,000	291,893
03/15/2029	6.375%	66,000	67,213
03/15/2032	6.625%	292,000	298,305
Total			3,153,809
Electric 0.5%
Alpha Generation LLC(a)
10/15/2032	6.750%	114,000	115,544
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)
02/15/2032	6.375%	181,000	179,403
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	413,000	401,156
02/15/2031	3.750%	352,000	313,568
01/15/2032	3.750%	102,000	88,534
DTE Energy Co.
07/01/2027	4.950%	5,155,000	5,196,822
Duke Energy Corp.
08/15/2052	5.000%	9,150,000	8,161,526
Edison International
11/15/2028	5.250%	5,373,000	5,242,351
Indiana Michigan Power Co.
03/15/2037	6.050%	3,375,000	3,572,669
Long Ridge Energy LLC(a)
02/15/2032	8.750%	127,000	127,521
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	231,000	220,674
01/15/2029	7.250%	428,000	425,330
NRG Energy, Inc.(a)
02/15/2029	3.375%	134,000	123,212
06/15/2029	5.250%	136,000	133,284
07/15/2029	5.750%	78,000	77,117
02/15/2031	3.625%	174,000	155,332
02/15/2032	3.875%	44,000	39,245
02/01/2033	6.000%	101,000	99,914
11/01/2034	6.250%	77,000	77,249
Ohio Edison Co.(a)
01/15/2033	5.500%	7,000,000	7,130,953
Pacific Gas and Electric Co.
01/15/2053	6.750%	10,331,000	11,141,979
PG&E Corp.(f)
03/15/2055	7.375%	110,000	108,773
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	157,000	152,332
01/15/2030	4.750%	362,000	340,637
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	86,000	85,955
07/31/2027	5.000%	249,000	246,184
10/15/2031	7.750%	369,000	389,931
04/15/2032	6.875%	205,000	211,710
Total			44,558,905
Environmental 0.0%
GFL Environmental, Inc.(a)
01/15/2031	6.750%	223,000	231,215
Waste Pro USA, Inc.(a)
02/01/2033	7.000%	142,000	143,909
Total			375,124
Finance Companies 0.0%
GGAM Finance Ltd.(a)
04/15/2029	6.875%	160,000	163,839
03/15/2030	5.875%	205,000	203,274
Navient Corp.
06/25/2025	6.750%	82,000	82,324
03/15/2029	5.500%	44,000	42,337
03/15/2031	11.500%	226,000	256,454
08/01/2033	5.625%	153,000	136,593
OneMain Finance Corp.
01/15/2027	3.500%	118,000	113,747
05/15/2029	6.625%	341,000	347,596
03/15/2030	7.875%	199,000	209,184
05/15/2031	7.500%	173,000	180,189
11/15/2031	7.125%	71,000	73,033
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	230,000	239,116
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	192,000	172,037
10/15/2033	4.000%	587,000	508,123
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	40,000	39,602
04/15/2029	5.500%	160,000	155,131
UWM Holdings LLC(a)
02/01/2030	6.625%	147,000	148,255
Total			3,070,834
Food and Beverage 0.8%
Bacardi Ltd.(a)
05/15/2028	4.700%	1,510,000	1,503,524
05/15/2038	5.150%	21,031,000	19,684,946
Bacardi Ltd./Bacardi-Martini BV(a)
06/15/2043	5.900%	4,173,000	4,136,574
Campbell Soup Co.
03/23/2035	4.750%	14,360,000	13,870,926
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chobani Holdco II LLC(a),(e)
10/01/2029	8.750%	134,000	147,141
Chobani LLC/Finance Corp., Inc.(a)
07/01/2029	7.625%	76,000	79,278
Constellation Brands, Inc.
08/01/2029	3.150%	4,032,000	3,762,033
Darling Ingredients, Inc.(a)
06/15/2030	6.000%	251,000	251,612
General Mills, Inc.
01/30/2027	4.700%	2,734,000	2,743,499
Heineken NV(a)
01/29/2028	3.500%	8,690,000	8,457,176
Kraft Heinz Foods Co.
06/01/2026	3.000%	9,060,000	8,886,380
Lamb Weston Holdings, Inc.(a)
01/31/2032	4.375%	144,000	132,139
Mars, Inc.(a)
04/20/2028	4.550%	8,725,000	8,716,531
Pepsico Singapore Financing I Pte Ltd.
02/16/2027	4.650%	5,433,000	5,471,364
Pilgrim’s Pride Corp.
03/01/2032	3.500%	223,000	197,538
Post Holdings, Inc.(a)
04/15/2030	4.625%	322,000	302,029
09/15/2031	4.500%	115,000	104,985
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	224,000	223,324
04/30/2029	4.375%	236,000	225,865
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	314,000	293,403
US Foods, Inc.(a)
09/15/2028	6.875%	198,000	204,313
02/15/2029	4.750%	220,000	212,912
06/01/2030	4.625%	175,000	166,917
Total			79,774,409
Gaming 0.0%
Boyd Gaming Corp.
12/01/2027	4.750%	94,000	92,594
Boyd Gaming Corp.(a)
06/15/2031	4.750%	105,000	98,839
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	463,000	437,408
02/15/2030	7.000%	317,000	326,599
02/15/2032	6.500%	336,000	340,807
10/15/2032	6.000%	155,000	151,033
CDI Escrow Issuer, Inc.(a)
04/01/2030	5.750%	110,000	108,786
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Churchill Downs, Inc.(a)
05/01/2031	6.750%	184,000	187,662
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%	55,000	55,503
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	241,000	251,458
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	182,000	173,860
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	150,000	136,539
Rivers Enterprise Borrower LLC/Finance Corp.(a)
02/01/2033	6.625%	248,000	247,745
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	368,000	361,960
Wynn Resorts Finance LLC/Capital Corp.(a)
03/15/2033	6.250%	173,000	172,485
Total			3,143,278
Health Care 0.5%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	233,000	224,618
04/15/2029	5.000%	236,000	220,218
Avantor Funding, Inc.(a)
07/15/2028	4.625%	122,000	118,075
11/01/2029	3.875%	332,000	307,667
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	201,000	210,412
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	160,000	154,051
03/15/2029	3.750%	122,000	113,965
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	268,000	258,565
04/15/2029	6.875%	182,000	126,943
05/15/2030	5.250%	343,000	290,508
01/15/2032	10.875%	118,000	120,808
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	132,000	136,993
CVS Health Corp.
03/25/2038	4.780%	680,000	616,832
03/25/2048	5.050%	8,510,000	7,379,071
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	13,500,000	13,855,837
HCA, Inc.
09/01/2030	3.500%	24,500,000	22,749,650
IQVIA, Inc.(a)
05/15/2027	5.000%	101,000	100,000
05/15/2030	6.500%	104,000	106,393
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LifePoint Health, Inc.(a)
10/15/2030	11.000%	8,000	8,803
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	236,000	239,665
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	138,000	129,286
10/01/2029	5.250%	682,000	661,281
Select Medical Corp.(a)
12/01/2032	6.250%	221,000	220,128
Star Parent, Inc.(a)
10/01/2030	9.000%	480,000	502,652
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	265,000	265,116
Tenet Healthcare Corp.
02/01/2027	6.250%	332,000	331,828
11/01/2027	5.125%	237,000	234,220
10/01/2028	6.125%	205,000	204,917
01/15/2030	4.375%	81,000	76,197
06/15/2030	6.125%	104,000	104,238
05/15/2031	6.750%	225,000	229,569
Total			50,298,506
Healthcare Insurance 0.6%
Centene Corp.
10/15/2030	3.000%	36,000,000	31,539,842
UnitedHealth Group, Inc.
04/15/2034	5.000%	22,000,000	21,886,864
07/15/2064	5.750%	3,561,000	3,554,481
Total			56,981,187
Home Construction 0.0%
Taylor Morrison Communities, Inc.(a)
06/15/2027	5.875%	70,000	70,716
01/15/2028	5.750%	160,000	160,002
08/01/2030	5.125%	100,000	97,126
Total			327,844
Independent Energy 0.1%
Baytex Energy Corp.(a)
04/30/2030	8.500%	229,000	234,439
03/15/2032	7.375%	86,000	84,080
Civitas Resources, Inc.(a)
07/01/2028	8.375%	70,000	72,892
11/01/2030	8.625%	65,000	68,337
07/01/2031	8.750%	137,000	143,027
CNX Resources Corp.(a)
01/15/2029	6.000%	176,000	174,613
01/15/2031	7.375%	48,000	49,315
03/01/2032	7.250%	128,000	131,364
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	404,000	402,398
Comstock Resources, Inc.(a)
03/01/2029	6.750%	155,000	152,496
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	127,000	128,943
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	203,000	203,092
02/01/2029	5.750%	103,000	100,604
04/15/2030	6.000%	56,000	53,971
04/15/2032	6.250%	121,000	115,891
11/01/2033	8.375%	146,000	152,669
02/15/2035	7.250%	312,000	306,812
Matador Resources Co.(a)
04/15/2028	6.875%	129,000	131,724
04/15/2032	6.500%	241,000	241,036
04/15/2033	6.250%	112,000	110,493
Occidental Petroleum Corp.
08/01/2027	5.000%	2,069,000	2,078,401
10/01/2054	6.050%	2,600,000	2,514,027
Permian Resources Operating LLC(a)
01/15/2032	7.000%	320,000	328,810
02/01/2033	6.250%	151,000	151,767
SM Energy Co.
09/15/2026	6.750%	167,000	167,044
SM Energy Co.(a)
08/01/2029	6.750%	105,000	105,127
08/01/2032	7.000%	106,000	106,154
Total			8,509,526
Integrated Energy 0.1%
BP Capital Markets America, Inc.
11/17/2027	5.017%	10,545,000	10,701,190
Leisure 0.1%
Boyne USA, Inc.(a)
05/15/2029	4.750%	226,000	216,053
Carnival Corp.(a)
03/01/2027	5.750%	160,000	160,400
08/01/2028	4.000%	286,000	275,024
05/01/2029	6.000%	262,000	262,652
08/15/2029	7.000%	90,000	94,584
03/15/2030	5.750%	216,000	216,687
02/15/2033	6.125%	207,000	208,453
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	269,000	271,414
Cinemark USA, Inc.(a)
07/15/2028	5.250%	191,000	186,994
08/01/2032	7.000%	61,000	62,376
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	291,000	290,844
05/15/2027	6.500%	97,000	98,591
10/15/2027	4.750%	109,000	106,465
NCL Corp., Ltd.(a)
03/15/2026	5.875%	35,000	35,005
02/01/2032	6.750%	172,000	175,869
NCL Finance Ltd.(a)
03/15/2028	6.125%	110,000	110,872
Royal Caribbean Cruises Ltd.(a)
07/01/2026	4.250%	175,000	172,696
04/01/2028	5.500%	70,000	70,331
09/30/2031	5.625%	172,000	171,030
03/15/2032	6.250%	84,000	85,703
02/01/2033	6.000%	81,000	81,906
Royal Caribbean Cruises Ltd.
03/15/2028	3.700%	208,000	199,225
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	178,000	183,546
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	209,000	214,118
Vail Resorts, Inc.(a)
05/15/2032	6.500%	144,000	147,087
Viking Cruises Ltd.(a)
09/15/2027	5.875%	195,000	194,472
07/15/2031	9.125%	208,000	225,779
Total			4,518,176
Life Insurance 0.2%
Lincoln Financial Global Funding(a)
01/13/2030	5.300%	865,000	884,051
Met Tower Global Funding(a)
10/01/2027	4.000%	6,338,000	6,257,535
01/14/2028	4.800%	3,331,000	3,361,512
04/12/2029	5.250%	4,113,000	4,211,808
Principal Life Global Funding II(a)
01/09/2028	4.800%	5,719,000	5,758,895
Total			20,473,801
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
03/15/2033	5.875%	91,000	91,157
Hilton Grand Vacations Borrower Escrow LLC(a)
01/15/2032	6.625%	324,000	327,689
Total			418,846
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.2%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	239,000	222,015
09/15/2028	9.000%	97,000	102,231
06/01/2029	7.500%	244,000	216,332
04/01/2030	7.875%	219,000	223,450
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	302,000	295,214
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	38,456	32,623
08/15/2030	7.750%	61,410	46,929
01/15/2031	7.000%	24,800	19,590
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	41,000	41,976
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	138,000	135,187
01/15/2029	4.250%	125,000	117,489
03/15/2030	4.625%	138,000	129,098
02/15/2031	7.375%	56,000	58,851
Roblox Corp.(a)
05/01/2030	3.875%	393,000	361,733
Snap, Inc.(a)
03/01/2033	6.875%	212,000	214,626
Univision Communications, Inc.(a)
08/15/2028	8.000%	91,000	92,553
05/01/2029	4.500%	97,000	87,587
06/30/2030	7.375%	131,000	128,055
Warnermedia Holdings, Inc.
03/15/2027	3.755%	3,103,000	3,028,938
03/15/2062	5.391%	13,358,000	10,195,672
Total			15,750,149
Metals and Mining 0.0%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	84,000	87,445
Allegheny Technologies, Inc.
10/01/2029	4.875%	89,000	85,375
10/01/2031	5.125%	133,000	126,167
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	74,000	74,395
Constellium SE(a)
06/15/2028	5.625%	300,000	297,277
04/15/2029	3.750%	341,000	313,936
08/15/2032	6.375%	155,000	155,243
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	370,000	365,622
04/01/2029	6.125%	274,000	273,703
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	187,000	180,498
06/01/2031	4.500%	111,000	100,999
Novelis Corp.(a)
11/15/2026	3.250%	177,000	171,688
01/30/2030	4.750%	223,000	210,046
08/15/2031	3.875%	170,000	149,406
Novelis, Inc.(a)
01/30/2030	6.875%	72,000	73,601
Total			2,665,401
Midstream 0.3%
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	306,000	313,469
CNX Midstream Partners LP(a)
04/15/2030	4.750%	238,000	221,551
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	401,000	420,540
DT Midstream, Inc.(a)
06/15/2029	4.125%	199,000	188,767
06/15/2031	4.375%	174,000	161,678
Enbridge, Inc.
04/05/2027	5.250%	7,412,000	7,507,555
EQM Midstream Partners LP(a)
06/01/2027	7.500%	91,000	93,247
07/01/2027	6.500%	202,000	207,246
04/01/2029	6.375%	138,000	141,652
01/15/2031	4.750%	357,000	344,999
Hess Midstream Operations LP(a)
03/01/2028	5.875%	66,000	66,504
10/15/2030	5.500%	56,000	55,374
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	4,080,000	3,900,141
NuStar Logistics LP
06/01/2026	6.000%	220,000	221,127
04/28/2027	5.625%	151,000	151,332
10/01/2030	6.375%	150,000	153,148
Plains All American Pipeline LP/Finance Corp.
01/15/2037	6.650%	2,445,000	2,635,518
Sunoco LP(a)
05/01/2032	7.250%	187,000	195,078
Sunoco LP/Finance Corp.
04/30/2030	4.500%	178,000	168,271
TransMontaigne Partners LLC(a)
06/15/2030	8.500%	322,000	326,765
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	233,000	217,157
08/15/2031	4.125%	396,000	361,004
11/01/2033	3.875%	180,000	156,361
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	318,000	331,251
02/01/2029	9.500%	87,000	96,052
01/15/2030	7.000%	230,000	233,201
06/01/2031	8.375%	158,000	164,705
02/01/2032	9.875%	87,000	95,172
Western Midstream Operating LP
04/01/2033	6.150%	4,559,000	4,724,982
Total			23,853,847
Natural Gas 0.0%
NiSource, Inc.
05/01/2030	3.600%	3,855,000	3,653,005
Oil Field Services 0.0%
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	219,000	219,770
09/01/2032	6.625%	107,000	108,313
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	206,000	212,382
Nabors Industries, Inc.(a)
01/31/2030	9.125%	256,000	260,453
08/15/2031	8.875%	217,000	195,243
Noble Finance II LLC(a)
04/15/2030	8.000%	119,000	120,305
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	202,416	206,547
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	178,238	182,232
Transocean, Inc.(a)
05/15/2029	8.250%	71,000	70,050
05/15/2031	8.500%	118,000	116,743
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	166,000	166,873
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	158,000	162,374
Total			2,021,285
Other Industry 0.0%
Picasso Finance Sub, Inc.(a)
06/15/2025	6.125%	219,000	219,141
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	77,000	78,495
Total			297,636
Other REIT 0.0%
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	304,000	303,301
06/15/2029	4.750%	433,000	417,496
07/15/2031	7.000%	233,000	242,374
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	169,000	167,595
05/15/2029	4.875%	141,000	134,780
02/01/2030	7.000%	88,000	89,811
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	64,000	66,302
04/01/2032	6.500%	202,000	204,588
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	138,000	135,343
Service Properties Trust(a)
11/15/2031	8.625%	120,000	128,620
XHR LP(a)
05/15/2030	6.625%	58,000	58,768
Total			1,948,978
Packaging 0.0%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	287,000	285,607
09/01/2029	4.000%	491,000	428,801
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2029	6.625%	140,000	141,431
04/15/2030	8.750%	183,000	185,819
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	212,000	210,412
08/15/2027	8.500%	54,000	53,929
Total			1,305,999
Paper 0.0%
Glatfelter Corp.(a)
11/15/2031	7.250%	143,000	143,677
Pharmaceuticals 1.0%
1375209 BC Ltd.(a)
01/30/2028	9.000%	42,000	42,077
AbbVie, Inc.
03/15/2029	4.800%	25,863,000	26,136,786
11/21/2029	3.200%	7,780,000	7,326,269
Amgen, Inc.
03/02/2053	5.650%	12,650,000	12,705,377
Bausch Health Companies, Inc.(a)
01/31/2027	8.500%	35,000	33,919
02/01/2027	6.125%	130,000	125,350
08/15/2027	5.750%	170,000	161,685
06/01/2028	4.875%	16,000	13,858
09/30/2028	11.000%	75,000	75,911
02/15/2029	6.250%	54,000	38,887
Gilead Sciences, Inc.
03/01/2026	3.650%	35,606,000	35,328,785
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	411,000	388,746
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Organon Finance 1 LLC(a)
04/30/2028	4.125%	107,000	101,798
04/30/2031	5.125%	313,000	285,293
Pfizer Investment Enterprises Pte., Ltd.
05/19/2026	4.450%	10,575,000	10,586,178
Total			93,350,919
Property & Casualty 0.1%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	170,000	163,907
10/15/2027	6.750%	319,000	318,466
04/15/2028	6.750%	189,000	190,864
11/01/2029	5.875%	197,000	191,287
01/15/2031	7.000%	322,000	327,848
10/01/2031	6.500%	101,000	101,195
10/01/2032	7.375%	191,000	195,135
AmWINS Group, Inc.(a)
02/15/2029	6.375%	216,000	218,539
AssuredPartners, Inc.(a)
01/15/2029	5.625%	348,000	351,993
02/15/2032	7.500%	187,000	202,041
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	275,000	268,784
HUB International Ltd.(a)
12/01/2029	5.625%	269,000	263,027
01/31/2032	7.375%	99,000	101,586
HUB International, Ltd.(a)
06/15/2030	7.250%	518,000	534,552
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	288,000	296,342
Ryan Specialty LLC(a)
08/01/2032	5.875%	233,000	231,685
Total			3,957,251
Railroads 0.1%
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	251,000	253,413
Norfolk Southern Corp.
06/15/2026	2.900%	5,434,000	5,336,154
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	293,000	301,850
Total			5,891,417
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%	181,000	173,507
09/15/2029	5.625%	144,000	144,124
10/15/2030	4.000%	225,000	204,917
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	196,000	182,357
Total			704,905
Retailers 0.1%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	154,000	146,848
02/15/2032	5.000%	71,000	66,195
Belron UK Finance PLC(a)
10/15/2029	5.750%	91,000	90,816
Cougar JV Subsidiary LLC(a)
05/15/2032	8.000%	74,000	78,289
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	237,000	225,682
01/15/2030	6.375%	55,000	55,978
Hanesbrands, Inc.(a)
02/15/2031	9.000%	40,000	42,590
L Brands, Inc.
06/15/2029	7.500%	143,000	147,168
L Brands, Inc.(a)
10/01/2030	6.625%	146,000	149,013
LCM Investments Holdings II LLC(a)
08/01/2031	8.250%	224,000	236,429
Lithia Motors, Inc.(a)
01/15/2031	4.375%	120,000	110,833
Lowe’s Companies, Inc.
04/01/2052	4.250%	1,290,000	1,037,720
04/01/2062	4.450%	11,710,000	9,377,669
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	263,000	249,545
02/15/2029	7.750%	304,000	294,196
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	308,000	265,505
Total			12,574,476
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2028	5.875%	158,000	158,041
03/15/2029	3.500%	219,000	202,646
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	130,000	127,568
Total			488,255
Technology 0.4%
Amentum Escrow Corp.(a)
08/01/2032	7.250%	169,000	172,469
Block, Inc.(a)
05/15/2032	6.500%	320,000	326,576
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Broadcom, Inc.
04/15/2028	4.800%	5,058,000	5,093,396
Broadcom, Inc.(a)
11/15/2036	3.187%	11,197,000	9,215,526
Camelot Finance SA(a)
11/01/2026	4.500%	118,000	116,098
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	174,000	164,472
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	210,000	194,805
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	160,000	150,186
07/01/2029	4.875%	366,000	335,821
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	600,000	613,683
06/30/2032	8.250%	374,000	388,158
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	441,000	429,693
Ellucian Holdings, Inc.(a)
12/01/2029	6.500%	85,000	85,611
Entegris Escrow Corp.(a)
06/15/2030	5.950%	489,000	489,237
Gen Digital, Inc.(a)
04/01/2033	6.250%	154,000	154,158
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	349,000	364,801
HealthEquity, Inc.(a)
10/01/2029	4.500%	136,000	129,126
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	149,000	136,776
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	224,000	226,878
Intel Corp.
03/25/2050	4.750%	4,225,000	3,486,788
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	155,000	146,131
05/30/2029	9.500%	380,000	391,721
Iron Mountain, Inc.(a)
09/15/2027	4.875%	91,000	89,555
03/15/2028	5.250%	159,000	156,862
07/15/2028	5.000%	263,000	257,474
02/15/2029	7.000%	87,000	89,602
07/15/2030	5.250%	79,000	76,194
01/15/2033	6.250%	96,000	96,542
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	498,000	483,347
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	350,000	381,987
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCR Corp.(a)
10/01/2028	5.000%	414,000	401,322
04/15/2029	5.125%	80,000	76,990
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	449,000	402,207
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	9,500,000	8,853,407
Picard Midco, Inc.(a)
03/31/2029	6.500%	436,000	428,988
Seagate HDD
12/15/2029	8.250%	118,000	126,367
07/15/2031	8.500%	76,000	81,812
Sensata Technologies BV(a)
09/01/2030	5.875%	106,000	104,698
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	354,000	350,103
08/15/2032	6.750%	99,000	100,820
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	141,000	144,238
Synaptics, Inc.(a)
06/15/2029	4.000%	101,000	93,575
UKG, Inc.(a)
02/01/2031	6.875%	326,000	334,670
WEX, Inc.(a),(g)
03/15/2033	6.500%	115,000	114,984
Zebra Technologies Corp.(a)
06/01/2032	6.500%	139,000	141,312
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	467,000	432,897
Total			36,632,063
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
01/15/2030	8.250%	117,000	119,201
02/15/2031	8.000%	259,000	263,485
ERAC USA Finance LLC(a)
10/15/2037	7.000%	5,050,000	5,808,681
Total			6,191,367
Wireless 0.0%
Altice France Holding SA(a)
02/15/2028	6.000%	206,000	63,378
Altice France SA(a)
02/01/2027	8.125%	59,000	52,737
01/15/2028	5.500%	432,000	347,662
07/15/2029	5.125%	130,000	100,733
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vmed O2 UK Financing I PLC(a)
07/15/2031	4.750%	213,000	186,959
Total			751,469
Wirelines 0.0%
Fibercop SpA(a)
07/18/2036	7.200%	78,000	78,268
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	220,000	232,725
03/15/2031	8.625%	258,000	275,750
Iliad Holding SAS(a)
10/15/2028	7.000%	332,000	337,936
Iliad Holding SASU(a)
04/15/2032	7.000%	127,000	128,303
Optics Bidco SpA(a)
06/04/2038	7.721%	52,000	53,870
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	181,000	187,187
Total			1,294,039
Total Corporate Bonds & Notes (Cost $784,994,441)			791,668,593

Exchange-Traded Equity Funds 1.6%
	Shares	Value ($)
U.S. Mid Large Cap 1.6%
iShares Core MSCI EAFE ETF	2,163,578	163,090,510
Total Exchange-Traded Equity Funds (Cost $145,112,086)		163,090,510

Foreign Government Obligations(h) 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
11/15/2028	8.500%	71,000	75,264
02/15/2030	9.000%	477,000	515,392
12/01/2031	7.000%	87,000	90,165
Total			680,821
Total Foreign Government Obligations (Cost $635,165)			680,821

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency 15.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS(b),(i)
CMO Series 2024-6 Class AS
30-day Average SOFR + 5.936% Cap 6.050% 09/25/2049	1.584%	36,719,843	4,265,818
Fannie Mae REMICS(b)
CMO Series 2025-10 Class FB
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 02/25/2055	5.202%	17,743,731	17,529,971
CMO Series 2025-4 Class FA
30-day Average SOFR + 1.200% Floor 1.200%, Cap 7.000% 07/25/2054	5.552%	21,182,366	21,242,756
CMO Series 2025-6 Class LF
30-day Average SOFR + 1.800% Floor 1.800%, Cap 6.000% 02/25/2055	6.000%	39,635,019	39,931,917
Federal Home Loan Mortgage Corp.
07/01/2029- 07/01/2052	3.500%	25,361,301	23,051,844
10/01/2031- 10/01/2039	6.000%	78,253	81,385
06/01/2032- 07/01/2032	7.000%	69,675	73,104
12/01/2036- 01/01/2039	5.500%	39,512	40,496
03/01/2038	6.500%	383	395
10/01/2038- 12/01/2054	5.000%	20,470,978	20,225,034
05/01/2039- 11/01/2054	4.500%	26,401,627	25,529,294
12/01/2051- 06/01/2052	2.500%	82,759,777	69,302,566
11/01/2052	4.000%	36,356,531	34,232,939
Federal Home Loan Mortgage Corp.(b)
12-month Term SOFR + 1.703% Cap 11.242% 08/01/2036	7.350%	3,792	3,924
Federal Home Loan Mortgage Corp.(j)
01/01/2038	6.000%	115,420	120,974
05/01/2038	5.500%	62,087	63,526
11/01/2039- 06/01/2041	4.500%	659,901	657,052
05/01/2041	5.000%	164,636	166,940
01/01/2043- 06/01/2046	3.500%	465,911	434,054
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b),(i)
CMO Series 326 Class S2
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 03/15/2044	1.497%	25,660,865	2,562,854
Federal Home Loan Mortgage Corp. REMICS(b),(i)
CMO Series 4906 Class QS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/25/2049	1.584%	20,454,911	2,643,750
CMO Series 5228 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 9,999.000% 01/25/2047	1.519%	22,504,913	2,453,569
CMO Series 5440 Class SM
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 07/25/2054	1.548%	46,481,687	4,100,498
Federal National Mortgage Association(j)
12/01/2025- 03/01/2046	3.500%	2,949,082	2,792,151
07/01/2027- 02/01/2031	3.000%	687,727	668,168
10/01/2043- 02/01/2044	4.500%	432,474	426,727
08/01/2044	4.000%	114,043	109,050
Federal National Mortgage Association
01/01/2026- 05/01/2027	3.500%	75,932	75,224
01/01/2029- 06/01/2044	4.000%	249,766	244,131
06/01/2031	7.000%	27,233	28,543
07/01/2032- 03/01/2037	6.500%	97,513	100,729
06/01/2037- 03/01/2054	5.500%	42,557,124	42,639,799
05/01/2040- 06/01/2044	4.500%	643,819	638,015
08/01/2043- 04/01/2052	3.000%	25,426,258	22,195,076
08/01/2051	2.500%	37,557,943	31,746,411
02/01/2052- 03/01/2052	2.000%	64,007,738	51,876,794
03/01/2054- 09/01/2054	6.000%	93,602,295	95,507,063
10/01/2054	5.000%	37,838,898	37,510,470
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association REMICS(b),(i)
CMO Series 2017-76 Class SB
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 10/25/2057	1.634%	19,280,554	2,411,637
CMO Series 2023-50 Class S
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/25/2049	1.534%	23,311,120	2,244,411
CMO Series 2024-74 Class SW
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 09/25/2054	1.648%	33,612,428	3,437,963
Freddie Mac REMICS(b)
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Floor 3.950%, Cap 8.250% 06/25/2054	8.177%	22,000,000	22,484,367
CMO Series 5513 Class MU
30-day Average SOFR + 3.950% Cap 8.250% 11/25/2054	8.177%	50,000,000	50,846,390
Government National Mortgage Association(b),(i)
CMO Series 2019-22 Class SM
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	1.624%	22,719,049	2,685,530
CMO Series 2020-77 Class KS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 05/20/2049	1.674%	21,906,389	2,532,517
CMO Series 2021-154 Class SD
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	1.874%	40,342,307	5,724,868
CMO Series 2021-55 Class SC
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	1.874%	17,658,668	2,287,389
CMO Series 2021-58 Class SN
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	1.874%	16,579,255	1,902,411
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-66 Class AS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	1.874%	32,600,509	4,257,842
CMO Series 2021-74 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	1.874%	20,435,316	2,647,058
CMO Series 2021-98 Class KS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	1.874%	15,917,552	2,271,809
CMO Series 2024-126 Class SG
30-day Average SOFR + 6.650% Cap 6.650% 08/20/2054	2.304%	46,884,021	5,902,923
CMO Series 2024-159 Class CS
30-day Average SOFR + 5.500% Cap 5.500% 10/20/2054	1.154%	107,329,581	7,511,064
CMO Series 2024-184 Class SX
30-day Average SOFR + 5.250% Cap 5.250% 11/20/2054	0.904%	58,819,693	3,872,083
CMO Series 2024-197 Class LS
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 12/20/2054	1.654%	52,867,927	5,418,217
CMO Series 2024-197 Class SH
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 12/20/2054	1.654%	65,376,777	6,277,753
CMO Series 2024-197 Class SV
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 12/20/2054	1.704%	63,298,186	6,919,144
CMO Series 2024-204 Class ES
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 12/20/2054	1.704%	49,655,933	5,514,435
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(g)
03/18/2040- 03/13/2054	3.000%	224,550,000	196,910,447
03/18/2040- 03/13/2055	3.500%	165,550,000	151,971,336
03/13/2055	2.500%	22,225,000	18,573,561
03/13/2055	4.000%	273,775,000	256,629,285
03/13/2055	4.500%	135,000,000	130,111,252
03/13/2055	5.000%	68,850,000	67,726,318
Total Residential Mortgage-Backed Securities - Agency (Cost $1,505,064,439)			1,524,345,021

Residential Mortgage-Backed Securities - Non-Agency 6.9%

A&D Mortgage Trust(a),(f)
CMO Series 2024-NQM2 Class A1
04/25/2069	6.498%	27,273,178	27,605,245
Ajax Mortgage Loan Trust(a),(c)
CMO Series 2021-A Class A1
09/25/2065	1.065%	11,184,062	9,967,538
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	585,905	537,628
CMO Series 2020-6 Class M1
05/25/2065	2.805%	2,575,000	2,202,573
CMO Series 2020-R1 Class A1
04/25/2053	0.990%	1,840,011	1,733,078
Angel Oak Mortgage Trust(a),(f)
CMO Series 2022-6 Class A1
07/25/2067	4.300%	22,893,872	22,603,115
BRAVO Residential Funding Trust(a),(c)
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	586,733	566,586
CMO Series 2020-RPL1 Class A1
05/26/2059	2.500%	1,946,893	1,894,015
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	4,646,611	4,330,709
CMO Series 2021-NQM1 Class A3
02/25/2049	1.332%	1,882,290	1,757,116
CMO Series 2021-NQM2 Class A3
03/25/2060	1.435%	914,264	878,432
CMO Series 2022-NQM3 Class A1
07/25/2062	5.108%	5,188,408	5,226,975
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	2,725,000	2,387,170
BRAVO Residential Funding Trust(a),(f)
CMO Series 2023-NQM8 Class A1
10/25/2063	6.394%	3,879,223	3,924,570
CMO Series 2024-NQM2 Class A1
02/25/2064	6.285%	7,638,959	7,727,411
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-NQM3 Class A1
03/25/2064	6.191%	9,987,765	10,102,804
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	10,519,715	10,074,213
CHNGE Mortgage Trust(a),(f)
CMO Series 2022-NQM1 Class A1
06/25/2067	5.189%	4,367,177	4,408,033
CIM Trust(a),(f)
CMO Series 2021-NR1 Class A1
07/25/2055	5.569%	1,603,329	1,598,655
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	2,109,118	2,104,053
COLT Mortgage Loan Trust(a)
CMO Series 2021-2R Class A1
07/27/2054	0.798%	1,754,780	1,551,238
COLT Mortgage Loan Trust(a),(c)
CMO Series 2021-HX1 Class M1
10/25/2066	2.355%	3,250,000	2,380,659
CMO Series 2022-1 Class A1
12/27/2066	2.284%	11,547,473	10,547,085
CMO Series 2022-4 Class A1
03/25/2067	4.301%	9,916,461	9,852,601
COLT Mortgage Loan Trust(a),(f)
CMO Series 2024-1 Class A1
02/25/2069	5.835%	7,658,096	7,701,838
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R04 Class 1M2
30-day Average SOFR + 3.100% 03/25/2042	7.452%	7,200,000	7,472,839
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	3,472,093	2,865,243
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	1,029,049	928,822
CMO Series 2021-NQM1 Class M1
05/25/2065	2.130%	1,075,000	809,745
CMO Series 2021-RPL1 Class A1
09/27/2060	4.055%	7,986,604	7,964,443
CMO Series 2021-RPL2 Class M1
01/25/2060	2.750%	4,775,000	3,687,254
CMO Series 2021-RPL2 Class M2
01/25/2060	3.250%	2,525,000	1,919,562
CMO Series 2022-ATH3 Class A1
08/25/2067	4.991%	4,534,819	4,512,353
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cross Mortgage Trust(a),(f)
CMO Series 2024-H2 Class A1
04/25/2069	6.093%	2,855,392	2,881,100
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	7,645,279	7,352,730
CMO Series 2021-RPL4 Class A1
12/27/2060	4.103%	5,852,067	5,767,064
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	3,153,050	2,832,561
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	3.573%	1,858,336	1,774,832
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2059	3.046%	378,048	362,478
CMO Series 2020-1 Class A1
05/25/2065	2.006%	60,661	59,756
CMO Series 2022-2 Class A1
04/25/2067	4.299%	28,230,876	28,059,063
CMO Series 2025-NQM1 Class A1
02/25/2070	5.668%	6,637,115	6,670,783
Equifirst Mortgage Loan Trust(f)
CMO Series 2003-1 Class IF1
12/25/2032	4.010%	17,808	16,738
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	6.002%	1,482,306	1,492,345
CMO Series 2022-DNA3 Class M1B
30-day Average SOFR + 2.900% 04/25/2042	7.252%	7,000,000	7,263,721
CMO Series 2022-DNA4 Class M1A
30-day Average SOFR + 2.200% 05/25/2042	6.552%	9,353,868	9,500,980
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	6.502%	1,523,016	1,537,829
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-CS01 Class B1
30-day Average SOFR + 0.114% 04/25/2033	4.466%	14,573,245	14,202,888
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-DNA2 Class M1B
30-day Average SOFR + 2.400% 02/25/2042	6.752%	16,150,000	16,556,205
CMO Series 2022-DNA5 Class M1A
30-day Average SOFR + 2.950% 06/25/2042	7.302%	6,707,667	6,895,808
Subordinated CMO Series 2021-DNA7 Class M1
30-day Average SOFR + 0.850% 11/25/2041	5.202%	10,064,001	10,060,307
GCAT Trust(a),(c)
CMO Series 2019-RPL1 Class A1
10/25/2068	2.650%	3,105,876	2,998,499
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	13,102,342	12,043,019
CMO Series 2022-NQM3 Class A1
04/25/2067	4.348%	29,491,237	29,297,075
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	1,416,282	1,337,631
Homeward Opportunities Fund I Trust(a),(c)
CMO Series 2020-2 Class A3
05/25/2065	3.196%	3,248,531	3,172,934
Imperial Fund Mortgage Trust(a),(c)
CMO Series 2021-NQM2 Class A3
09/25/2056	1.516%	4,443,923	3,799,313
Legacy Mortgage Asset Trust(a),(f)
CMO Series 2021-GS1 Class A1
10/25/2066	5.892%	6,085,515	6,112,540
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	11,301,524	11,291,155
LHOME Mortgage Trust(a),(f)
CMO Series 2024-RTL1 Class A1
01/25/2029	7.017%	4,300,000	4,340,870
MetLife Securitization Trust(a),(c)
CMO Series 2018-1A Class A
03/25/2057	3.750%	1,888,978	1,822,227
MFA Trust(a),(c)
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	2,925,000	2,615,108
CMO Series 2021-NQM1 Class A1
04/25/2065	1.153%	2,677,981	2,455,405
MFA Trust(a),(f)
CMO Series 2022-NQM2 Class A1
05/25/2067	4.000%	27,093,118	26,552,291
CMO Series 2023-NQM4 Class A1
12/25/2068	6.105%	2,341,468	2,360,771
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MFRA Trust(a),(c)
CMO Series 2021-INV1 Class A1
01/25/2056	0.852%	585,876	563,055
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	121,950	117,304
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	188,152	181,062
Mill City Mortgage Loan Trust(a),(c)
CMO Series 2018-3 Class A1
08/25/2058	3.500%	2,674,015	2,622,138
CMO Series 2021-NMR1 Class M1
11/25/2060	1.850%	7,225,000	6,483,755
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	613,378	579,388
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	1,412,406	1,393,776
OBX Trust(a),(f)
CMO Series 2023-NQM8 Class A1
09/25/2063	7.045%	7,887,334	8,021,966
CMO Series 2023-NQM8 Class A2
09/25/2063	7.248%	6,446,386	6,555,914
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	1,030,352	963,814
Preston Ridge Partners Mortgage(a),(f)
CMO Series 2021-4 Class A1
04/25/2026	4.867%	10,920,981	10,926,655
Preston Ridge Partners Mortgage Trust(a),(f)
CMO Series 2020-6 Class A1
11/25/2025	5.363%	2,533,225	2,534,398
CMO Series 2021-9 Class A1
10/25/2026	5.363%	9,090,544	9,097,400
PRET LLC(a),(f)
CMO Series 2024-NPL2 Class A1
02/25/2054	7.021%	24,893,230	25,097,342
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	17,572,599	17,754,525
PRKCM Trust(a),(c)
CMO Series 2021-AFC2 Class A3
11/25/2056	2.893%	12,941,000	9,470,106
CMO Series 2021-AFC2 Class M1
11/25/2056	3.443%	9,528,000	6,837,461
Subordinated CMO Series 2021-AFC2 Class B1
11/25/2056	3.701%	8,383,000	5,895,089
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PRPM LLC(a),(f)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	2,763,297	2,549,651
CMO Series 2024-RCF2 Class A1
03/25/2054	3.750%	4,848,689	4,714,391
PRPM Trust(a),(f)
CMO Series 2023-NQM3 Class A1
11/25/2068	6.221%	1,550,834	1,566,058
CMO Series 2024-NQM1 Class A1
12/25/2068	6.265%	3,406,121	3,446,782
Radnor Re Ltd.(a),(b)
Subordinated CMO Series 2021-2 Class M1B
30-day Average SOFR + 3.700% Floor 3.700% 11/25/2031	8.019%	3,278,562	3,319,914
RCO Mortgage LLC(a),(f)
CMO Series 2024-1 Class A1
01/25/2029	7.021%	2,612,567	2,622,463
Residential Mortgage Loan Trust(a),(c)
CMO Series 2020-1 Class A3
01/26/2060	2.684%	246,500	241,819
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	1,521,931	1,495,705
CMO Series 2020-2 Class A3
04/25/2060	3.000%	1,218,905	1,211,678
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	494,635	469,089
CMO Series 2021-4 Class M1
08/25/2056	2.400%	3,475,000	2,672,392
Towd Point HE Trust(a),(c)
CMO Series 2021-HE1 Class M2
02/25/2063	2.500%	2,800,000	2,684,469
Towd Point Mortgage Trust(a),(c)
CMO Series 2018-1 Class A1
01/25/2058	3.000%	382,391	376,497
CMO Series 2018-6 Class A1A
03/25/2058	3.750%	1,438,186	1,422,168
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month Term SOFR + 1.114% 10/25/2048	5.434%	1,649,516	1,659,350
CMO Series 2019-HY2 Class A1
1-month Term SOFR + 1.114% 05/25/2058	5.434%	1,969,005	2,019,128
Vericrest Opportunity Loan Transferee(a),(f)
CMO Series 2021-NP11 Class A1
08/25/2051	4.868%	5,791,399	5,729,370
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee XCII LLC(a),(f)
CMO Series 2021-NPL1 Class A1
02/27/2051	4.893%	996,408	996,108
Vericrest Opportunity Loan Transferee XCIII LLC(a),(f)
CMO Series 2021-NPL2 Class A1
02/27/2051	4.893%	1,558,895	1,558,426
Vericrest Opportunity Loan Transferee XCIV LLC(a),(f)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	2,349,067	2,345,478
Vericrest Opportunity Loan Transferee XCIX LLC(a),(f)
CMO Series 2021-NPL8 Class A1
04/25/2051	2.116%	1,596,597	1,594,148
Vericrest Opportunity Loan Transferee XCVI LLC(a),(f)
CMO Series 2021-NPL5 Class A1
03/27/2051	5.116%	1,389,082	1,390,161
Vericrest Opportunity Loan Transferee XCVII LLC(a),(f)
CMO Series 2021-NPL6 Class A1
04/25/2051	5.240%	7,198,619	7,207,096
Vericrest Opportunity Loan Trust CI LLC(a),(f)
CMO Series 2021-NP10 Class A1
05/25/2051	4.992%	5,572,232	5,529,223
Verus Securitization Trust(a),(c)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	6,350,000	5,996,856
CMO Series 2021-R1 Class A2
10/25/2063	1.057%	569,872	540,305
CMO Series 2021-R1 Class A3
10/25/2063	1.262%	726,127	689,363
Verus Securitization Trust(a),(f)
CMO Series 2022-1 Class A1
01/25/2067	2.724%	19,143,474	17,765,759
CMO Series 2022-4 Class A1
04/25/2067	4.474%	2,322,585	2,320,153
CMO Series 2023-6 Class A2
09/25/2068	6.939%	3,132,775	3,181,415
CMO Series 2023-8 Class A1
12/25/2068	6.259%	2,862,841	2,892,543
CMO Series 2023-INV1 Class A1
02/25/2068	5.999%	14,834,140	14,870,936
CMO Series 2024-1 Class A1
01/25/2069	5.712%	12,670,924	12,721,285
CMO Series 2024-2 Class A1
02/25/2069	6.095%	3,651,658	3,684,505
CMO Series 2024-3 Class A1
04/25/2069	6.338%	10,242,560	10,378,994
CMO Series 2024-INV1 Class A1
03/25/2069	6.116%	7,545,604	7,629,398
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Visio Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	757,643	736,387
Visio Trust(a)
CMO Series 2020-1R Class A2
11/25/2055	1.567%	535,547	509,122
CMO Series 2020-1R Class A3
11/25/2055	1.873%	609,396	580,863
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $695,593,247)			675,724,223

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
WR Grace Holdings LLC(b),(k)
Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 09/22/2028	7.579%	208,550	208,289
Property & Casualty 0.0%
Truist Insurance Holdings LLC(b),(k)
2nd Lien Term Loan
3-month Term SOFR + 4.750% 05/06/2032	9.079%	78,214	79,309
Retailers 0.0%
Hanesbrands, Inc.(b),(k),(l)
Tranche B Term Loan
3-month Term SOFR + 2.750% 02/20/2032	7.067%	40,132	40,182
Technology 0.0%
Ascend Learning LLC(b),(k)
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	10.174%	70,530	70,369
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	7.324%	317,141	314,417
DCert Buyer, Inc.(b),(k)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	11.324%	77,667	62,392
Ellucian Holdings, Inc.(b),(k)
2nd Lien Term Loan
1-month Term SOFR + 4.750% 11/22/2032	9.074%	125,000	127,266
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
UKG, Inc.(b),(k)
1st Lien Term Loan
3-month Term SOFR + 3.000% 02/10/2031	7.300%	113,614	113,577
Total			688,021
Total Senior Loans (Cost $1,028,757)			1,015,801

U.S. Treasury Obligations 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(j)
05/15/2047	3.000%	47,300,000	36,760,969
Total U.S. Treasury Obligations (Cost $37,384,704)			36,760,969

Money Market Funds 8.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.479%(m),(n)	791,057,823	790,978,717
Total Money Market Funds (Cost $790,731,846)		790,978,717
Total Investments in Securities (Cost: $7,745,808,050)		10,554,122,611
Other Assets & Liabilities, Net		(764,058,763)
Net Assets		9,790,063,848
At February 28, 2025, securities and/or cash totaling $21,981,348 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	4,022	06/2025	USD	446,819,063	5,613,811	—
U.S. Treasury 2-Year Note	1,003	06/2025	USD	207,589,656	1,095,130	—
U.S. Treasury 5-Year Note	3,993	06/2025	USD	430,994,438	5,391,109	—
Total					12,100,050	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury Ultra Bond	(210)	06/2025	USD	(26,066,250)	—	(922,504)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2025, the total value of these securities amounted to $1,555,102,480, which represents 15.88% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of February 28, 2025.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 28, 2025.

(d)	Non-income producing investment.
(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 28, 2025.

(g)	Represents a security purchased on a when-issued basis.
(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(j)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(k)
The stated interest rate represents the weighted average interest rate at February 28, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	Represents a security purchased on a forward commitment basis.
(m)	The rate shown is the seven-day current annualized yield at February 28, 2025.
(n)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.479%
	1,205,846,182	1,112,503,791	(1,527,406,785)	35,529	790,978,717	61,490	23,564,043	791,057,823
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Fair value measurements   (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	559,080,286	—	559,080,286
Commercial Mortgage-Backed Securities - Non-Agency	—	215,543,360	—	215,543,360
Common Stocks
Communication Services	794,357,046	—	—	794,357,046
Consumer Discretionary	548,181,818	—	—	548,181,818
Consumer Staples	181,342,384	—	—	181,342,384
Energy	165,377,650	—	—	165,377,650
Financials	857,322,290	—	—	857,322,290
Health Care	693,375,805	—	—	693,375,805
Industrials	490,432,708	—	—	490,432,708
Information Technology	1,845,288,016	—	—	1,845,288,016
Materials	40,776,951	—	—	40,776,951
Real Estate	65,826,463	—	—	65,826,463
Utilities	112,953,179	—	—	112,953,179
Total Common Stocks	5,795,234,310	—	—	5,795,234,310
Corporate Bonds & Notes	—	791,668,593	—	791,668,593
Exchange-Traded Equity Funds	163,090,510	—	—	163,090,510
Foreign Government Obligations	—	680,821	—	680,821
Residential Mortgage-Backed Securities - Agency	—	1,524,345,021	—	1,524,345,021
Residential Mortgage-Backed Securities - Non-Agency	—	675,724,223	—	675,724,223
Senior Loans	—	1,015,801	—	1,015,801
U.S. Treasury Obligations	—	36,760,969	—	36,760,969
Money Market Funds	790,978,717	—	—	790,978,717
Total Investments in Securities	6,749,303,537	3,804,819,074	—	10,554,122,611
Investments in Derivatives
Asset
Futures Contracts	12,100,050	—	—	12,100,050
Liability
Futures Contracts	(922,504)	—	—	(922,504)
Total	6,760,481,083	3,804,819,074	—	10,565,300,157
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund  | 2025

Statement of Assets and Liabilities
February 28, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $6,955,076,204)	$9,763,143,894
Affiliated issuers (cost $790,731,846)	790,978,717
Cash	121,185
Receivable for:
Investments sold	18,044,988
Capital shares sold	4,583,798
Dividends	8,054,681
Interest	19,276,666
Foreign tax reclaims	77,698
Variation margin for futures contracts	3,492,974
Prepaid expenses	34,804
Deferred compensation of board members	518,762
Other assets	76,195
Total assets	10,608,404,362
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	809,014,850
Capital shares redeemed	7,447,462
Variation margin for futures contracts	150,937
Management services fees	149,705
Distribution and/or service fees	56,104
Transfer agent fees	692,956
Compensation of chief compliance officer	857
Compensation of board members	8,473
Other expenses	117,119
Deferred compensation of board members	702,051
Total liabilities	818,340,514
Net assets applicable to outstanding capital stock	$9,790,063,848
Represented by
Paid in capital	6,817,382,460
Total distributable earnings (loss)	2,972,681,388
Total - representing net assets applicable to outstanding capital stock	$9,790,063,848
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2025

Statement of Assets and Liabilities (continued)
February 28, 2025 (Unaudited)
Class A
Net assets	$4,003,440,931
Shares outstanding	76,367,036
Net asset value per share	$52.42
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$55.62
Class C
Net assets	$989,983,784
Shares outstanding	19,005,770
Net asset value per share	$52.09
Institutional Class
Net assets	$3,176,984,211
Shares outstanding	60,752,941
Net asset value per share	$52.29
Institutional 2 Class
Net assets	$526,270,589
Shares outstanding	10,054,680
Net asset value per share	$52.34
Institutional 3 Class
Net assets	$860,237,912
Shares outstanding	16,222,683
Net asset value per share	$53.03
Class R
Net assets	$157,467,361
Shares outstanding	3,004,023
Net asset value per share	$52.42
Class S
Net assets	$75,679,060
Shares outstanding	1,447,062
Net asset value per share	$52.30
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund  | 2025

Statement of Operations
Six Months Ended February 28, 2025 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$34,038,038
Dividends — affiliated issuers	23,564,043
Interest	69,791,577
Interfund lending	1,694
Foreign taxes withheld	(155,455)
Total income	127,239,897
Expenses:
Management services fees	27,402,631
Distribution and/or service fees
Class A	4,970,594
Class C	5,074,151
Class R	397,567
Transfer agent fees
Class A	1,747,005
Advisor Class	87,576
Class C	445,787
Institutional Class	1,304,677
Institutional 2 Class	138,203
Institutional 3 Class	25,136
Class R	69,866
Class S	27,783
Custodian fees	38,816
Printing and postage fees	155,725
Registration fees	135,461
Accounting services fees	22,281
Legal fees	71,545
Interest on collateral	9,151
Compensation of chief compliance officer	857
Compensation of board members	54,566
Deferred compensation of board members	22,230
Other	74,935
Total expenses	42,276,543
Expense reduction	(830)
Total net expenses	42,275,713
Net investment income	84,964,184
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	200,563,786
Investments — affiliated issuers	61,490
Foreign currency translations	(6,995)
Futures contracts	(43,262,658)
Net realized gain	157,355,623
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	54,601,978
Investments — affiliated issuers	35,529
Futures contracts	16,454,989
Net change in unrealized appreciation (depreciation)	71,092,496
Net realized and unrealized gain	228,448,119
Net increase in net assets resulting from operations	$313,412,303
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
Operations
Net investment income	$84,964,184	$166,645,092
Net realized gain	157,355,623	562,011,591
Net change in unrealized appreciation (depreciation)	71,092,496	871,006,445
Net increase in net assets resulting from operations	313,412,303	1,599,663,128
Distributions to shareholders
Net investment income and net realized gains
Class A	(250,465,083)	(63,890,210)
Advisor Class	(2,316,442)	(7,772,007)
Class C	(60,349,707)	(11,453,347)
Institutional Class	(202,030,777)	(48,432,083)
Institutional 2 Class	(32,554,572)	(8,579,191)
Institutional 3 Class	(53,112,254)	(15,463,234)
Class R	(9,782,789)	(2,195,845)
Class S	(4,678,579)	—
Total distributions to shareholders	(615,290,203)	(157,785,917)
Increase in net assets from capital stock activity	429,983,186	250,004,706
Total increase in net assets	128,105,286	1,691,881,917
Net assets at beginning of period	9,661,958,562	7,970,076,645
Net assets at end of period	$9,790,063,848	$9,661,958,562
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	February 28, 2025 (Unaudited)		August 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	4,753,469	253,724,773	11,895,493	583,528,143
Distributions reinvested	4,546,991	240,171,141	1,257,867	61,115,591
Shares redeemed	(6,195,848)	(330,622,830)	(10,864,020)	(533,856,758)
Net increase	3,104,612	163,273,084	2,289,340	110,786,976
Advisor Class
Shares sold	340,381	18,653,875	1,747,432	86,631,508
Distributions reinvested	42,589	2,315,990	158,313	7,770,191
Shares redeemed	(8,432,138)	(467,087,773)	(1,362,287)	(67,851,351)
Net increase (decrease)	(8,049,168)	(446,117,908)	543,458	26,550,348
Class C
Shares sold	1,793,565	95,196,157	4,033,982	196,039,524
Distributions reinvested	1,118,412	58,764,111	231,821	11,143,123
Shares redeemed	(3,296,076)	(175,239,826)	(8,025,125)	(391,561,391)
Net decrease	(384,099)	(21,279,558)	(3,759,322)	(184,378,744)
Institutional Class
Shares sold	13,733,280	742,501,063	12,001,668	587,567,583
Distributions reinvested	3,291,698	173,331,760	846,607	41,061,796
Shares redeemed	(7,177,917)	(381,940,130)	(8,335,215)	(406,655,217)
Net increase	9,847,061	533,892,693	4,513,060	221,974,162
Institutional 2 Class
Shares sold	1,545,077	82,612,909	2,673,155	132,001,477
Distributions reinvested	617,111	32,526,498	176,733	8,576,907
Shares redeemed	(1,122,176)	(59,827,635)	(2,034,198)	(98,703,030)
Net increase	1,040,012	55,311,772	815,690	41,875,354
Institutional 3 Class
Shares sold	1,857,350	99,999,387	2,865,734	142,852,545
Distributions reinvested	911,489	48,664,546	287,722	14,125,249
Shares redeemed	(1,550,847)	(83,681,341)	(2,644,451)	(132,123,689)
Net increase	1,217,992	64,982,592	509,005	24,854,105
Class R
Shares sold	204,189	10,874,165	558,000	27,782,637
Distributions reinvested	181,750	9,602,189	44,380	2,156,426
Shares redeemed	(349,651)	(18,690,204)	(430,993)	(21,596,558)
Net increase	36,288	1,786,150	171,387	8,342,505
Class S
Shares sold	1,519,487	82,023,709	—	—
Distributions reinvested	88,980	4,678,579	—	—
Shares redeemed	(161,405)	(8,567,927)	—	—
Net increase	1,447,062	78,134,361	—	—
Total net increase	8,259,760	429,983,186	5,082,618	250,004,706
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/28/2025 (Unaudited)	$54.10	0.45	1.31	1.76	(0.54)	(2.90)	(3.44)
Year Ended 8/31/2024	$45.94	0.93	8.12	9.05	(0.89)	—	(0.89)
Year Ended 8/31/2023	$43.97	0.71	3.46	4.17	(0.64)	(1.56)	(2.20)
Year Ended 8/31/2022	$54.93	0.40	(6.73)	(6.33)	(0.34)	(4.29)	(4.63)
Year Ended 8/31/2021	$47.73	0.36	9.19	9.55	(0.37)	(1.98)	(2.35)
Year Ended 8/31/2020	$42.24	0.53	6.67	7.20	(0.63)	(1.08)	(1.71)
Class C
Six Months Ended 2/28/2025 (Unaudited)	$53.77	0.25	1.30	1.55	(0.33)	(2.90)	(3.23)
Year Ended 8/31/2024	$45.67	0.56	8.07	8.63	(0.53)	—	(0.53)
Year Ended 8/31/2023	$43.72	0.38	3.44	3.82	(0.31)	(1.56)	(1.87)
Year Ended 8/31/2022	$54.68	0.03	(6.69)	(6.66)	(0.01)	(4.29)	(4.30)
Year Ended 8/31/2021	$47.56	(0.02)	9.16	9.14	(0.04)	(1.98)	(2.02)
Year Ended 8/31/2020	$42.08	0.21	6.65	6.86	(0.30)	(1.08)	(1.38)
Institutional Class
Six Months Ended 2/28/2025 (Unaudited)	$53.98	0.52	1.29	1.81	(0.60)	(2.90)	(3.50)
Year Ended 8/31/2024	$45.83	1.05	8.11	9.16	(1.01)	—	(1.01)
Year Ended 8/31/2023	$43.87	0.81	3.45	4.26	(0.74)	(1.56)	(2.30)
Year Ended 8/31/2022	$54.83	0.52	(6.72)	(6.20)	(0.47)	(4.29)	(4.76)
Year Ended 8/31/2021	$47.65	0.48	9.17	9.65	(0.49)	(1.98)	(2.47)
Year Ended 8/31/2020	$42.17	0.64	6.65	7.29	(0.73)	(1.08)	(1.81)
Institutional 2 Class
Six Months Ended 2/28/2025 (Unaudited)	$54.02	0.53	1.30	1.83	(0.61)	(2.90)	(3.51)
Year Ended 8/31/2024	$45.87	1.07	8.10	9.17	(1.02)	—	(1.02)
Year Ended 8/31/2023	$43.91	0.83	3.45	4.28	(0.76)	(1.56)	(2.32)
Year Ended 8/31/2022	$54.87	0.53	(6.71)	(6.18)	(0.49)	(4.29)	(4.78)
Year Ended 8/31/2021	$47.68	0.50	9.18	9.68	(0.51)	(1.98)	(2.49)
Year Ended 8/31/2020	$42.20	0.66	6.65	7.31	(0.75)	(1.08)	(1.83)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2025 (Unaudited)	$52.42	3.22%	0.91% (c)	0.91% (c),(d)	1.70%	90%	$4,003,441
Year Ended 8/31/2024	$54.10	19.93%	0.92% (c)	0.92% (c),(d)	1.90%	200%	$3,963,580
Year Ended 8/31/2023	$45.94	9.99%	0.93% (c)	0.93% (c),(d)	1.64%	171%	$3,260,575
Year Ended 8/31/2022	$43.97	(12.57% )	0.92% (c),(e)	0.92% (c),(d),(e)	0.81%	121%	$3,085,213
Year Ended 8/31/2021	$54.93	20.72%	0.93% (c)	0.93% (c),(d)	0.71%	124%	$3,553,866
Year Ended 8/31/2020	$47.73	17.59%	0.95%	0.95% (d)	1.23%	140%	$2,954,559
Class C
Six Months Ended 2/28/2025 (Unaudited)	$52.09	2.85%	1.66% (c)	1.66% (c),(d)	0.95%	90%	$989,984
Year Ended 8/31/2024	$53.77	19.03%	1.67% (c)	1.67% (c),(d)	1.14%	200%	$1,042,623
Year Ended 8/31/2023	$45.67	9.18%	1.68% (c)	1.68% (c),(d)	0.88%	171%	$1,057,268
Year Ended 8/31/2022	$43.72	(13.23% )	1.67% (c),(e)	1.67% (c),(d),(e)	0.05%	121%	$1,224,470
Year Ended 8/31/2021	$54.68	19.82%	1.68% (c)	1.68% (c),(d)	(0.04% )	124%	$1,616,952
Year Ended 8/31/2020	$47.56	16.73%	1.70%	1.70% (d)	0.48%	140%	$1,512,696
Institutional Class
Six Months Ended 2/28/2025 (Unaudited)	$52.29	3.34%	0.66% (c)	0.66% (c),(d)	1.95%	90%	$3,176,984
Year Ended 8/31/2024	$53.98	20.25%	0.67% (c)	0.67% (c),(d)	2.15%	200%	$2,747,696
Year Ended 8/31/2023	$45.83	10.27%	0.68% (c)	0.68% (c),(d)	1.89%	171%	$2,126,401
Year Ended 8/31/2022	$43.87	(12.36% )	0.67% (c),(e)	0.67% (c),(d),(e)	1.06%	121%	$2,100,254
Year Ended 8/31/2021	$54.83	21.01%	0.68% (c)	0.68% (c),(d)	0.96%	124%	$2,458,182
Year Ended 8/31/2020	$47.65	17.90%	0.70%	0.70% (d)	1.48%	140%	$1,876,178
Institutional 2 Class
Six Months Ended 2/28/2025 (Unaudited)	$52.34	3.38%	0.63% (c)	0.63% (c)	1.99%	90%	$526,271
Year Ended 8/31/2024	$54.02	20.27%	0.64% (c)	0.64% (c)	2.18%	200%	$486,989
Year Ended 8/31/2023	$45.87	10.30%	0.64% (c)	0.64% (c)	1.93%	171%	$376,116
Year Ended 8/31/2022	$43.91	(12.32% )	0.64% (c),(e)	0.64% (c),(e)	1.09%	121%	$333,148
Year Ended 8/31/2021	$54.87	21.07%	0.64% (c)	0.64% (c)	1.00%	124%	$447,431
Year Ended 8/31/2020	$47.68	17.95%	0.65%	0.65%	1.52%	140%	$286,454
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2025

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 2/28/2025 (Unaudited)	$54.69	0.55	1.32	1.87	(0.63)	(2.90)	(3.53)
Year Ended 8/31/2024	$46.42	1.11	8.21	9.32	(1.05)	—	(1.05)
Year Ended 8/31/2023	$44.41	0.86	3.49	4.35	(0.78)	(1.56)	(2.34)
Year Ended 8/31/2022	$55.44	0.57	(6.79)	(6.22)	(0.52)	(4.29)	(4.81)
Year Ended 8/31/2021	$48.15	0.53	9.27	9.80	(0.53)	(1.98)	(2.51)
Year Ended 8/31/2020	$42.60	0.68	6.72	7.40	(0.77)	(1.08)	(1.85)
Class R
Six Months Ended 2/28/2025 (Unaudited)	$54.10	0.39	1.30	1.69	(0.47)	(2.90)	(3.37)
Year Ended 8/31/2024	$45.94	0.81	8.12	8.93	(0.77)	—	(0.77)
Year Ended 8/31/2023	$43.97	0.60	3.46	4.06	(0.53)	(1.56)	(2.09)
Year Ended 8/31/2022	$54.92	0.27	(6.71)	(6.44)	(0.22)	(4.29)	(4.51)
Year Ended 8/31/2021	$47.73	0.23	9.18	9.41	(0.24)	(1.98)	(2.22)
Year Ended 8/31/2020	$42.23	0.42	6.68	7.10	(0.52)	(1.08)	(1.60)
Class S
Six Months Ended 2/28/2025 (Unaudited)(f)	$54.06	0.42	1.03	1.45	(0.31)	(2.90)	(3.21)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 2/28/2025 (Unaudited)	$53.03	3.40%	0.58% (c)	0.58% (c)	2.03%	90%	$860,238
Year Ended 8/31/2024	$54.69	20.35%	0.59% (c)	0.59% (c)	2.23%	200%	$820,549
Year Ended 8/31/2023	$46.42	10.35%	0.60% (c)	0.60% (c)	1.98%	171%	$672,955
Year Ended 8/31/2022	$44.41	(12.27% )	0.59% (c),(e)	0.59% (c),(e)	1.15%	121%	$650,889
Year Ended 8/31/2021	$55.44	21.13%	0.59% (c)	0.59% (c)	1.05%	124%	$723,074
Year Ended 8/31/2020	$48.15	18.00%	0.61%	0.61%	1.56%	140%	$573,567
Class R
Six Months Ended 2/28/2025 (Unaudited)	$52.42	3.10%	1.16% (c)	1.16% (c),(d)	1.45%	90%	$157,467
Year Ended 8/31/2024	$54.10	19.63%	1.17% (c)	1.17% (c),(d)	1.65%	200%	$160,541
Year Ended 8/31/2023	$45.94	9.72%	1.18% (c)	1.18% (c),(d)	1.39%	171%	$128,460
Year Ended 8/31/2022	$43.97	(12.78% )	1.17% (c),(e)	1.17% (c),(d),(e)	0.56%	121%	$114,174
Year Ended 8/31/2021	$54.92	20.40%	1.18% (c)	1.18% (c),(d)	0.47%	124%	$143,562
Year Ended 8/31/2020	$47.73	17.32%	1.20%	1.20% (d)	0.98%	140%	$134,948
Class S
Six Months Ended 2/28/2025 (Unaudited)(f)	$52.30	2.65%	0.68% (c)	0.68% (c)	1.97%	90%	$75,679
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2025

Notes to Financial Statements
February 28, 2025 (Unaudited)
Note 1. Organization
Columbia Balanced Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class S shares commenced operations on October 2, 2024.
The Board of Trustees of the Fund approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of the Fund were exchanged for Class S shares of the Fund. This was a tax-free transaction for existing Institutional Class shareholders.
In addition, the Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the

Columbia Balanced Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
Columbia Balanced Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.

Columbia Balanced Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Columbia Balanced Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 28, 2025:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	12,100,050 *

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	922,504 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended February 28, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(43,262,658)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	16,454,989
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended February 28, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	1,290,146,492
Futures contracts — short	10,007,577
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for

Columbia Balanced Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Columbia Balanced Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.

Columbia Balanced Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Columbia Balanced Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.5075% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2025 was 0.5628% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.

Columbia Balanced Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
For the six months ended February 28, 2025, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Advisor Class	0.02 (a)
Class C	0.09
Institutional Class	0.09
Institutional 2 Class	0.05
Institutional 3 Class	0.01
Class R	0.09
Class S	0.09

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2025, these minimum account balance fees reduced total expenses of the Fund by $830.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class C and Class R shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 28, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	2,127,465
Class C	—	1.00 (b)	40,848

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Balanced Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2025 through December 31, 2025 (%)	Prior to January 1, 2025 (%)
Class A	1.06	1.03
Class C	1.81	1.78
Institutional Class	0.81	0.78
Institutional 2 Class	0.78	0.75
Institutional 3 Class	0.73	0.70
Class R	1.31	1.28
Class S	0.81	0.78
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
7,745,808,000	2,919,014,000	(99,522,000)	2,819,492,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Columbia Balanced Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $8,720,509,286 and $8,788,023,250, respectively, for the six months ended February 28, 2025, of which $7,050,335,710 and $6,711,119,105, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 28, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,771,429	4.97	7
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
Columbia Balanced Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
The Fund had no borrowings during the six months ended February 28, 2025.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally,

Columbia Balanced Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At February 28, 2025, affiliated shareholders of record owned 37.3% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not
Columbia Balanced Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Balanced Fund  | 2025

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Columbia Balanced Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR120_08_R01_(04/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	April 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	April 22, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	April 22, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	April 22, 2025